UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York			10019-6114
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2006

Item 1.  Reports to Stockholders.

UBS RMA

Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

Semiannual Report

December 31, 2006

UBS RMA

February 15, 2007

Dear Shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2006.

Performance

Following the steady rise in short-term yields in conjunction with repeated Federal Reserve Board rate hikes in the first half of 2006, the yields available on money market securities moved slightly higher for the most part before leveling off during the reporting period. As of December 31, 2006, the Funds' seven-day current yields were: UBS RMA Money Market Portfolio: 4.76%; UBS RMA U.S. Government Portfolio: 4.45%; UBS RMA Tax-Free Fund Inc.: 3.26%; UBS RMA California Municipal Money Fund: 3.10%; UBS RMA New York Municipal Money Fund: 3.14%; and UBS RMA New Jersey Municipal Money Fund: 3.06%. (For more on the Funds' performance, refer to "Performance and portfolio characteristics at a glance" on pages 11 to 13.)

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio Investment Goal (both Portfolios):

Maximum current income consistent with preservation of capital and liquidity.

Portfolio Managers (both Portfolios):

Michael H. Markowitz
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement (both Portfolios):

October 4, 1982

Dividend Payment (both Portfolios):

Monthly

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund

Investment Goal (all four Funds):

Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

Portfolio Managers (all four funds):

Elbridge T. Gerry III
Ryan Nugent

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982
California Municipal—November 7, 1988
New York Municipal—November 10, 1988
New Jersey Municipal—February 1, 1991

Dividend Payment (all four Funds):

Monthly

UBS RMA

An Interview with the Portfolio Managers

Q.  Can you describe the economic environment during the reporting period?

A.  The US economy appeared to gain strength over the period, as advance fourth quarter gross domestic product estimates (or GDP—the market value of all goods and services produced within a country in a given period of time), which came in at 3.5%, showed a significant pickup over the third quarter number of 2.0%. The upturn, largely attributable to a sharp increase in consumer spending, was viewed as surprising. In the prior six months, economic growth had been more moderate, owing in part to the delayed impact of rising short-term interest rates, high oil prices and the cooling of the once red-hot housing market. During the reporting period, the overall bond yield curve inverted significantly as investors anticipated interest rate cuts during the first half of 2007. (An inverted yield curve occurs when the yields of long-term bonds fall below those of short-term bonds.)

Q.  How did the Federal Reserve Board (the "Fed") react in this economic environment?

A.  The Fed met four times during the six-month period. After increasing the federal funds rate to 5.25% in June—its 17th consecutive rate hike—the Fed then held rates steady at its meetings in August, September, October and December. (The federal funds rate, or "fed funds" rate, is the rate that banks charge one another for funds borrowed on an overnight basis.) The Fed indicated that future rate movements would be data dependent as it attempts to keep economic growth at a reasonable pace and seeks to ward off inflation.

Q.  How were the portfolios positioned during the semiannual period?

A.  In the UBS RMA Money Market Portfolio, we selectively purchased securities with maturities of three to six months as the future direction of short-term interest rates became less certain. The shift in strategy allowed us to take advantage of the yield

UBS RMA

curve position and lock in higher yields for a period of time while protecting the portfolio from a possible decline for a period of time.

In the UBS RMA U.S. Government Portfolio, we continued to emphasize investments in repurchase agreements backed by Treasury obligations, which offered higher yields than direct investments in Treasury securities over the period. A repurchase agreement is a contract through which a party sells a security (in this case, to the Fund) and agrees to buy back the security at a predetermined time and price, or upon demand.

For the tax-exempt portfolios, we also maintained a short weighted average maturity position relative to our peers at times during the reporting period. This was due largely to a lack of attractive opportunities from longer-dated securities.

Q.  What types of securities did you emphasize for the portfolios?

A.  As in the past, quality, liquidity and yield remained paramount in our selection process for all six portfolios. In addition to the three- to six-month securities discussed above, in the UBS RMA Money Market Portfolio, we responded to the yield curve's flattening in September by purchasing more floating-rate securities. Rather than paying a fixed rate of interest, floating-rate securities offer interest payments that reset periodically, with rates tied to a representative interest rate index. We purchased floating-rate securities tied to the one month LIBOR, the prime rate, and the fed funds rate, especially at the beginning of the reporting period, as uncertainty over the Fed's intentions constrained yields across the curve. (LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable rate obligations.) Within UBS RMA U.S. Government Portfolio, we increased exposure to repurchase agreements over the course of the period. As of December 31, 2006, repurchase agreements represented around 86% of the portfolio's net assets, which contributed to performance.

UBS RMA

Within the tax-exempt portfolios, we increased exposure to variable rate demand notes during the reporting period in response to the yield curve position, and in anticipation of a steady fed funds rate. Variable rate demand notes are purchased at par, and pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. We also found the yields offered by tax-exempt commercial paper (a short-term security often backed by a guarantee or a letter of credit from a bank or other entity) attractive at times during the period. In most of the tax-exempt portfolios, we increased our holdings in these securities early in the reporting period. Their short time horizons made them an attractive alternative to other types of securities in the flat yield curve environment. Late in the period, however, we decreased the amount of commercial paper held in these portfolios in order to purchase floating rate securities, whose yields had increased.

Q.  What factors do you believe will affect the portfolios over the coming months?

A.  We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely be primary factors in the Fed's future decisions on interest rates. As the employment picture is healthy at the time of this report, we believe that it is likely that the economy will recover to trend-like growth, and do not believe that the cooling housing market will likely cause a recession. On a macroeconomic level, the economy appears to be on fairly solid footing, and we will continue to rely on our research teams to interpret developing macroeconomic events and to identify market-specific opportunities as they arise.

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Kai R. Sotorp
President
UBS RMA Money Fund Inc.
(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)
UBS RMA Tax-Free Fund Inc.
UBS Managed Municipal Trust (UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)
UBS Municipal Money Market Series (UBS RMA New Jersey Municipal Money Fund)
Head of the Americas
UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III
Portfolio Manager
UBS RMA Tax-Free Fund Inc.
UBS RMA California Municipal Money Fund
UBS RMA New York Municipal Money Fund
UBS RMA New Jersey Municipal Money Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz

Portfolio Manager

UBS RMA Money Market Portfolio

UBS RMA U.S. Government Portfolio

Managing Director

UBS Global Asset Management (Americas) Inc.

UBS RMA

Ryan Nugent
Portfolio Manager
UBS RMA Tax-Free Fund Inc.
UBS RMA California Municipal Money Fund
UBS RMA New York Municipal Money Fund
UBS RMA New Jersey Municipal Money Fund
Director
UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2006. The views and opinions in the letter were current as of February 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Understanding your funds' expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 to December 31, 2006.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

*  Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

UBS RMA

Understanding your funds' expenses (unaudited) (continued)

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect Resource Management Account® (RMA®) Program or Business Services Account BSA® Program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,024.20	$2.96
Hypothetical (5% annual return before expenses)	1,000.00	1,022.28	2.96

*  Expenses are equal to the Fund's annualized net expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,023.30	$3.26
Hypothetical (5% annual return before expenses)	1,000.00	1,021.98	3.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your funds' expenses (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,015.00	$3.00
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,014.30	$3.15
Hypothetical (5% annual return before expenses)	1,000.00	1,022.08	3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,014.50	$3.45
Hypothetical (5% annual return before expenses)	1,000.00	1,021.78	3.47

*  Expenses are equal to the Fund's annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your funds' expenses (unaudited)
(concluded)

UBS RMA New Jersey Municipal Money Fund

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,013.90	$3.81
Hypothetical (5% annual return before expenses)	1,000.00	1,021.42	3.82

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	4.76%	4.60%	3.73%
Seven-day effective yield*	4.88	4.70	3.80
Weighted average maturity**	49 days	45 days	43 days
Net assets (bn)	$12.5	$10.6	$10.4
Portfolio composition***	12/31/06	06/30/06	12/31/05
Commercial paper	58.8%	51.9%	53.7%
Certificates of deposit	21.3	21.7	20.1
Short-term corporate obligations	13.1	14.9	17.6
US government agency obligations	3.6	5.9	7.2
Bank notes	1.5	3.3	1.0
Repurchase agreements	1.4	0.3	0.0 †
Money market funds	0.0 †	0.6	0.3
Time deposit	—	1.1	—
Other assets less liabilities	0.3	0.3	0.1
Total	100.0%	100.0%	100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	4.45%	4.21%	3.33%
Seven-day effective yield*	4.54	4.30	3.38
Weighted average maturity**	19 days	23 days	43 days
Net assets (bn)	$1.0	$0.8	$1.1
Portfolio composition***	12/31/06	06/30/06	12/31/05
Repurchase agreements	85.5%	65.1%	64.0%
US government obligations	14.6	40.9	34.0
Money market funds	0.0 †	0.0 †	0.5
Other assets less liabilities	(0.1)	(6.0)	1.5
Total	100.0%	100.0%	100.0%

*  Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**  The Portfolios are actively managed and their weighted average maturities will differ over time.

***  Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

†  Weighting represents less than 0.05% of net assets as of the date indicated.

  An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	3.26%	3.21%	2.78%
Seven-day effective yield*	3.31	3.26	2.82
Weighted average maturity**	15 days	14 days	19 days
Net assets (bn)	$4.4	$3.6	$3.4
Portfolio composition***	12/31/06	06/30/06	12/31/05
Municipal bonds and notes	92.1%	90.4%	95.0%
Tax-exempt commercial paper	10.8	10.6	7.6
Money market fund	—	—	0.0 †
Other assets less liabilities	(2.9)	(1.0)	(2.6)
Total	100.0%	100.0%	100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	3.10%	3.14%	2.67%
Seven-day effective yield*	3.15	3.18	2.70
Weighted average maturity**	15 days	15 days	18 days
Net assets (bn)	$1.1	$0.9	$0.9
Portfolio composition***	12/31/06	06/30/06	12/31/05
Municipal bonds and notes	91.6%	92.0%	89.3%
Tax-exempt commercial paper	9.0	11.0	10.4
Other assets less liabilities	(0.6)	(3.0)	0.3
Total	100.0%	100.0%	100.0%

*  Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**  The Funds are actively managed and their weighted average maturities will differ over time.

***  Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

†  Weighting represents less than 0.05% of net assets as of the date indicated.

  An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	3.14%	3.13%	2.70%
Seven-day effective yield*	3.19	3.18	2.73
Weighted average maturity**	16 days	12 days	17 days
Net assets (mm)	$698.7	$612.7	$626.2
Portfolio composition***	12/31/06	06/30/06	12/31/05
Municipal bonds and notes	90.8%	92.4%	94.0%
Tax-exempt commercial paper	11.1	10.9	7.6
Other assets less liabilities	(1.9)	(3.3)	(1.6)
Total	100.0%	100.0%	100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	3.06%	2.92%	2.52%
Seven-day effective yield*	3.11	2.96	2.55
Weighted average maturity**	18 days	20 days	29 days
Net assets (mm)	$172.8	$134.6	$151.9
Portfolio composition***	12/31/06	06/30/06	12/31/05
Municipal bonds and notes	96.1%	96.7%	97.5%
Tax-exempt commercial paper	3.5	3.1	—
Money market fund	—	—	1.7
Other assets less liabilities	0.4	0.2	0.8
Total	100.0%	100.0%	100.0%

*  Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**  The Funds are actively managed and their weighted average maturities will differ over time.

***  Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

  An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
US government agency obligations—3.55%
$325,000	Federal Home Loan Bank	01/08/07 to 01/10/07	5.208 to 5.210%[1]		$324,847,145
120,000	Federal Home Loan Bank	12/28/07	5.350		120,000,000
Total US government agency obligations (cost—$444,847,145)					444,847,145
Bank notes[1]—1.51%
Banking-US—1.51%
47,275	American Express Centurion Bank	01/10/07	5.320		47,275,152
142,000	Bank of America N.A.	01/02/07	5.315 to 5.320		142,000,000
Total bank notes (cost—$189,275,152)					189,275,152
Certificates of deposit—21.34%
Banking-non-US—13.17%
94,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850		94,000,000
100,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	01/11/07	5.320		100,000,000
100,000	Barclays Bank PLC	01/02/07	5.310	[1]	100,000,000
231,250	BNP Paribas	03/20/07 to 06/08/07	5.260 to 5.320		231,250,000
85,000	Credit Suisse First Boston	01/12/07	5.342	[1]	84,999,296
114,000	Deutsche Bank AG	03/06/07	5.090		114,000,000
140,500	Fortis Bank NV-SA	02/06/07	4.930		140,500,000
108,000	HSBC Bank USA	01/29/07	5.380	[1]	108,022,266
198,500	Natexis Banque Populaires	01/02/07	5.350 to 5.463[1]		198,500,000
124,700	Natexis Banque Populaires	06/29/07	5.275		124,700,000
210,000	Norinchukin Bank Ltd.	03/22/07 to 06/05/07	5.285 to 5.400		210,000,000
100,000	Royal Bank of Canada	09/28/07	5.325		100,000,000
45,000	Royal Bank of Scotland PLC	01/23/07	5.290	[1]	44,998,201
					1,650,969,763

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Certificates of deposit—(concluded)
Banking-US—8.17%
$86,250	American Express Centurion Bank	06/18/07	5.340%		$86,250,000
125,000	American Express, Federal Savings Bank	01/04/07	5.290		125,000,000
123,000	Bank of America N.A.	01/02/07	5.310	[1]	123,000,000
90,000	SunTrust Bank	01/29/07	5.320	[1]	90,005,459
167,750	US Bank N.A.	01/30/07	5.320	[1]	167,766,602
120,000	Wachovia Bank N.A. (Charlotte)	03/30/07	5.324	[1]	119,995,257
311,300	Washington Mutual Bank FA	02/16/07 to 03/20/07	5.320 to 5.330		311,300,000
					1,023,317,318
Total certificates of deposit (cost—$2,674,287,081)					2,674,287,081
Commercial paper[2]—58.83%
Asset backed-banking—1.10%
139,627	Atlantis One Funding	01/08/07 to 05/09/07	5.190 to 5.250		138,201,896
Asset backed-miscellaneous—23.38%
165,000	Amsterdam Funding Corp.	01/18/07 to 03/08/07	5.230 to 5.320		164,223,031
134,468	Atlantic Asset Securitization LLC	01/12/07 to 02/15/07	5.300		134,079,977
357,000	Barton Capital LLC	01/03/07 to 01/19/07	5.260 to 5.320		356,531,071
290,744	Bryant Park Funding LLC	01/11/07 to 01/25/07	5.290 to 5.330		289,908,571
243,566	Chariot Funding LLC	01/08/07 to 01/24/07	5.280 to 5.320		243,195,664
225,681	Falcon Asset Securitization Corp.	01/03/07 to 01/26/07	5.280 to 5.320		225,303,170
39,666	Jupiter Securitization Co. LLC	01/10/07	5.255		39,613,889

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
$191,237	Kitty Hawk Funding Corp.	01/10/07 to 01/31/07	5.280 to 5.310%		$190,768,109
160,417	Old Line Funding Corp.	01/04/07 to 02/14/07	5.280 to 5.290		159,684,289
321,000	Ranger Funding Co. LLC	01/11/07 to 02/22/07	5.260 to 5.290		320,086,744
247,231	Regency Markets No. 1 LLC	01/05/07 to 01/22/07	5.300 to 5.330		246,667,862
52,000	Thunderbay Funding	01/12/07	5.290		51,915,948
31,000	Variable Funding Capital Corp.	01/08/07	5.300	[1]	30,999,379
235,000	Variable Funding Capital Corp.	01/08/07 to 01/19/07	5.290 to 5.330		234,660,093
205,000	Windmill Funding Corp.	02/05/07 to 05/03/07	5.145 to 5.210		202,113,493
40,948	Yorktown Capital LLC	01/10/07	5.265		40,894,102
					2,930,645,392
Asset backed-securities—10.74%
55,000	Beta Finance, Inc.	01/30/07	5.245		54,767,617
243,447	Cancara Asset Securitization LLC	01/11/07 to 01/18/07	5.285 to 5.320		242,967,798
100,000	Clipper Receivables Co. LLC	01/22/07	5.290		99,691,417
25,000	Dorada Finance, Inc.	01/12/07	5.270		24,959,743
364,500	Grampian Funding LLC	02/02/07 to 05/21/07	5.155 to 5.250		360,219,675
350,476	Scaldis Capital LLC	01/25/07 to 04/20/07	5.160 to 5.320		347,553,696
216,583	Solitaire Funding LLC	01/17/07 to 02/28/07	5.250 to 5.310		215,595,343
					1,345,755,289
Automobile OEM—0.71%
89,700	BMW US Capital LLC	01/02/07	5.300		89,686,794

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper[2]—(continued)
Banking-non-US—3.28%
$96,970	Alliance & Leicester PLC	04/04/07	5.190%		$95,669,875
272,500	Nationwide Building Society	01/19/07 to 03/16/07	5.255 to 5.260		270,899,227
44,900	Northern Rock PLC	02/07/07	5.250		44,657,727
					411,226,829
Banking-US—7.53%
70,000	BNP Paribas Finance	05/07/07	5.200		68,726,000
130,000	Calyon N.A., Inc.	04/23/07 to 05/17/07	5.185 to 5.190		127,746,555
100,500	Danske Corp.	05/24/07	5.170		98,436,093
258,500	ING (US) Funding LLC	01/24/07 to 09/07/07	5.050 to 5.250		255,120,738
36,500	KFW International Finance, Inc.	04/24/07	5.140		35,911,113
140,450	Nordea N.A., Inc.	01/29/07 to 02/26/07	5.115 to 5.280		139,465,118
125,750	Societe Generale N.A., Inc.	05/31/07	5.110		123,072,573
96,500	Stadshypotek Del, Inc.	01/22/07 to 03/14/07	5.230 to 5.245		95,860,631
					944,338,821
Brokerage—5.15%
309,000	Bear Stearns Cos., Inc.	01/03/07 to 01/31/07	5.250 to 5.330		308,412,139
49,162	Greenwich Capital Holdings, Inc.	01/08/07	5.230		49,112,005
40,000	Greenwich Capital Holdings, Inc.	01/16/07	5.310	[1]	40,000,000
207,250	Morgan Stanley	01/02/07	5.310 to 5.363[1]		207,250,000
41,250	Morgan Stanley	06/14/07	5.170		40,278,471
					645,052,615
Consumer products-nondurables—1.59%
200,000	Procter & Gamble International Funding SCA	01/26/07	5.275		199,267,361

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper[2]—(concluded)
Diversified manufacturing—0.80%
$100,000	United Technologies Corp.	01/02/07	5.250%		$99,985,416
Energy-integrated—0.80%
100,000	BP Capital Markets PLC	01/02/07	5.270		99,985,361
Finance-captive automotive—1.14%
145,275	Toyota Motor Credit Corp.	02/15/07 to 06/14/07	5.170 to 5.225		143,130,024
Finance-noncaptive diversified—1.73%
42,000	CIT Group, Inc.	03/22/07	5.260		41,509,067
178,000	General Electric Capital Corp.	01/05/07 to 07/24/07	5.030 to 5.110		175,174,331
					216,683,398
Insurance-life—0.88%
110,300	Prudential PLC	01/31/07	5.255		109,816,978
Total commercial paper (cost—$7,373,776,174)					7,373,776,174
Short-term corporate obligations—13.09%
Asset backed-securities—7.98%
265,000	Beta Finance, Inc.[3]	01/02/07 to 02/26/07	5.310 to 5.340[1]		264,988,066
120,000	CC (USA), Inc. (Centauri)[3]	01/02/07	5.310 to 5.325[1]		119,996,135
120,000	CC (USA), Inc. (Centauri)[3]	04/25/07	5.315		119,998,110
80,000	Dorada Finance, Inc.[3]	02/26/07	5.335	[1]	79,995,657
185,000	K2 (USA) LLC[3]	01/02/07	5.315 to 5.325[1]		184,988,273
171,500	Links Finance LLC[3]	01/11/07 to 01/16/07	5.325 to 5.330[1]		171,499,278
58,500	Links Finance LLC[3]	02/13/07	5.000		58,500,000
					999,965,519
Banking-non-US—3.13%
100,000	ANZ National International Ltd.[3]	01/08/07	5.350	[1]	100,000,000
173,000	HBOS Treasury Services PLC[3]	01/02/07	5.399	[1]	173,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
$120,000	Westpac Banking Corp.[3]	01/08/07	5.330%[1]		$120,000,000
					393,000,000
Finance-captive automotive—0.86%
108,100	Toyota Motor Credit Corp.	01/02/07	5.300	[1]	108,100,000
Finance-noncaptive consumer—0.80%
100,000	HSBC Finance Corp.	03/01/07	5.409	[1]	100,024,582
Finance-noncaptive diversified—0.32%
40,000	General Electric Capital Corp.	01/09/07	5.475	[1]	40,000,000
Total short-term corporate obligations (cost—$1,641,090,101)					1,641,090,101
Repurchase agreements—1.44%
179,000	Repurchase agreement dated 12/29/06 with Goldman Sachs & Co., collateralized by $40,000,000 Federal Home Loan Bank obligations, 4.020% to 5.250% due 06/10/08 to 07/28/15, $56,571,000 Federal Home Loan Mortgage Corp. obligations, 4.300% to 5.750% due 09/17/08 to 10/06/11 and $86,884,000 Federal National Mortgage Association obligations, 3.620% to 5.760% due 07/30/08 to 07/28/23; (value—$182,580,274); proceeds: $179,104,417	01/02/07	5.250		179,000,000
945	Repurchase agreement dated 12/29/06 with State Street Bank & Trust Co., collateralized by $819,613 US Treasury Bonds, 6.250% due 08/15/23 and $4,379 US Treasury Notes, 6.125% due 08/15/07; (value—$964,583); proceeds: $945,467	01/02/07	4.450		945,000
Total repurchase agreements (cost—$179,945,000)					179,945,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Number of shares		Interest rate	Value
Money market fund[4,5]—0.00%
332,678	UBS Private Money Market Fund LLC (cost—$332,678)	5.213%	$332,678
Total investments (cost—$12,503,553,331 which approximates cost for federal income tax purposes)—99.76%			12,503,553,331
Other assets in excess of liabilities—0.24%			29,462,999
Net assets (applicable to 12,534,066,319 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			$12,533,016,330

1  Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2006 and reset periodically.

2  Interest rates shown are the discount rates at date of purchase.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.11% of net assets as of December 31,2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Interest rate shown reflects yield at December 31, 2006.

5  The table below details the Portfolio's transaction activity in an affiliated issuer for the six months ended December 31, 2006:

Security description	Value at 06/30/06	Purchases during the six months ended 12/31/06	Sales during the six months ended 12/31/06	Value at 12/31/06	Net income earned from affiliate for the six months ended 12/31/06
UBS Private Money Market Fund LLC	$—	$2,257,216	$1,924,538	$332,678	$62

OEM  Original Equipment Manufacturer

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Issuer breakdown by country of origin

Percentage of total investments
United States	75.2%
United Kingdom	9.1
Japan	4.5
France	4.4
Germany	1.6
Belgium	1.1
Australia	1.0
Canada	0.8
New Zealand	0.8
Netherlands	0.8
Switzerland	0.7
Total	100.0%

Weighted average maturity—49 days

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
US government obligations[1,2]—14.59%
$150,000	US Treasury Bills (cost—$147,893,472)	03/22/07 to 05/31/07	4.865 to 4.922%	$147,893,472
Repurchase agreements—85.55%
210,000	Repurchase agreement dated 12/29/06 with Bear Stearns & Co., collateralized by $141,360,000 US Treasury Inflation Index Bonds, 3.625% due 04/15/28; (value—$214,407,221); proceeds: $210,109,667	01/02/07	4.700	210,000,000
97,100	Repurchase agreement dated 12/29/06 with Goldman Sachs & Co., collateralized by $99,384,000 US Treasury Notes, 3.125% due 05/15/07; (value—$99,042,948); proceeds: $97,150,708	01/02/07	4.700	97,100,000
210,000	Repurchase agreement dated 12/29/06 with Lehman Brothers Inc., collateralized by $146,824,000 US Treasury Bonds, 7.250% to 10.375% due 11/15/12 to 08/15/17 and $26,065,000 US Treasury Inflation Index Notes, 3.000% due 07/15/12; (value—$214,136,458); proceeds $210,109,667	01/02/07	4.700	210,000,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Repurchase agreements—(concluded)
$140,000	Repurchase agreement dated 12/29/06 with Merrill Lynch & Co., collateralized by $104,055,000 US Treasury Bonds, 8.875% due 08/15/17; (value—$142,806,005); proceeds: $140,073,111	01/02/07	4.700%	$140,000,000
210,000	Repurchase agreement dated 12/29/06 with Morgan Stanley, collateralized by $157,262,000 US Treasury Bonds, 8.000% to 8.125% due 08/15/21 to 11/15/21; (value—$214,200,833); proceeds: $210,113,167	01/02/07	4.850	210,000,000
79	Repurchase agreement dated 12/29/06 with State Street Bank & Trust Co., collateralized by $68,518 US Treasury Bonds, 6.250% due 08/15/23 and $366 US Treasury Notes, 6.125% due 08/15/07; (value—$80,637); proceeds: $79,039	01/02/07	4.450	79,000
Total repurchase agreements (cost—$867,179,000)				867,179,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2006
(unaudited)

Number of shares		Interest rates	Value
Investments of cash collateral from securities loaned—0.00%
Money market funds[3]—0.00%
1,422	AIM Treasury Portfolio	4.766%	$1,422
100	Federated Treasury Obligation Fund	4.729	100
82	Provident Treasury Trust	4.680	82
Total money market funds (cost—$1,604)			1,604
Total investments (cost—$1,015,074,076 which approximates cost for federal income tax purposes)—100.14%			1,015,074,076
Liabilities in excess of other assets—(0.14)%			(1,394,131)
Net Assets (applicable to 1,014,154,010 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			$1,013,679,945

1  Interest rates shown are the discount rates at date of purchase.

2  Security, or portion thereof, was on loan at December 31, 2006.

3  Rates shown reflect yields at December 31, 2006.

Weighted average maturity—19 days

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—92.09%
Alabama—1.71%
$27,800	Alabama Special Care Facilities Financing Authority of Mobile (Ascension Health Credit Group), Series B	A	3.880%	$27,800,000
12,175	Birmingham Refunding, Series A (AMBAC Insured)	A	3.900	12,175,000
10,900	Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured)	A	3.430	10,900,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	3.890	11,265,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A (AMBAC Insured)	A	3.890	12,700,000
				74,840,000
Alaska—2.76%
27,695	Alaska Housing Finance Corp., Series A	A	3.980	27,695,000
15,740	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project)	A	3.970	15,740,000
38,375	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B	A	3.970	38,375,000
39,000	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series C	A	3.970	39,000,000
				120,810,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Arizona—3.64%
$11,200	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series B	A	3.930%	$11,200,000
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series C	A	3.900	35,000,000
25,550	Arizona Health Facilities Authority Revenue (Banner Health), Series A (MBIA Insured)	A	3.890	25,550,000
29,985	Arizona Health Facilities Authority Revenue (Banner Health), Series B (FGIC Insured)	A	3.890	29,985,000
23,000	Arizona Health Facilities Authority Revenue (Catholic Healthcare West), Series B	A	3.930	23,000,000
12,700	McAllister Academic Village LLC Revenue (Arizona State University Project), Series B (AMBAC Insured)	A	3.970	12,700,000
13,505	Mesa Utility System Revenue (PUTTERs), Series 1638 (FGIC Insured)[1]	A	3.970	13,505,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co. - Irvington Project), Series A	A	3.930	8,200,000
				159,140,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Colorado—2.52%
$2,000	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-9	A	4.000%	$2,000,000
3,050	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-2	A	4.000	3,050,000
12,085	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series A-8	A	4.000	12,085,000
12,620	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-1	A	4.000	12,620,000
9,300	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series C-1	A	4.000	9,300,000
6,955	Colorado Springs Revenue (Colorado College Project)	A	4.000	6,955,000
24,985	Denver City & County Certificates of Participation Refunding (Wellington E Web Project), Series C-1 (AMBAC Insured)	A	3.930	24,985,000
10,395	El Paso County Revenue (YMCA Pikes Peak Region Project)	A	3.910	10,395,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
$29,060	University of Colorado Hospital Authority Revenue, Series A (FSA Insured)	A	3.890%	$29,060,000
				110,450,000
Delaware—1.02%
30,000	Delaware State Economic Development Authority Revenue (Hospital Billing and Collection), Series A	A	3.930	30,000,000
14,520	University of Delaware Revenue, Series A	A	3.920	14,520,000
				44,520,000
District of Columbia—1.33%
25,000	District of Columbia Revenue (George Washington University), Series B (MBIA Insured)	A	3.950	25,000,000
8,700	District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life)	A	3.920	8,700,000
15,485	District of Columbia Revenue (Pooled Loan Program), Series A	A	3.900	15,485,000
9,100	District of Columbia, Series D-1 (FSA Insured)	A	3.890	9,100,000
				58,285,000
Florida—5.53%
11,800	Alachua County Health Facilities Authority Revenue (Shands Teaching Hospital), Series A	A	3.990	11,800,000
14,290	Collier County Water & Sewer (ABN AMRO MuniTops Certificates of Trust Series 2006-82) (MBIA Insured)[1]	A	3.950	14,290,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
$60,660	Dade County Water & Sewer System Revenue (FGIC Insured)	A	3.630 to 3.890%	$60,660,000
12,700	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series A (AMBAC Insured)	A	3.890	12,700,000
38,400	Florida Keys Aqueduct Authority Water Revenue Refunding (CIFG Insured)	A	3.900	38,400,000
16,000	Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A	A	3.950	16,000,000
8,555	Indian River County School Board Certificates Partnership (PUTTERs), Series 1498 (MBIA Insured)[1]	A	3.970	8,555,000
12,275	Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project)	A	3.910	12,275,000
12,900	Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project)	A	3.900	12,900,000
6,500	Pinellas County Health Facility Authority Revenue Refunding (Hospital Facilities-Bayfront Project)	A	3.990	6,500,000
47,800	Sunshine State Governmental Financing Commission Revenue (AMBAC Insured)	A	3.970	47,800,000
				241,880,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Georgia—1.47%
$8,910	Burke County Development Authority, Pollution Control Revenue (Oglethorpe Power Corp.), Series A (FGIC Insured)	A	3.930%	$8,910,000
10,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	3.920	10,000,000
15,600	Hapeville Development Authority Industrial Development Revenue (Hapeville Hotel Ltd.)	A	3.880	15,600,000
17,800	Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health)	A	3.990	17,800,000
12,080	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A	A	3.960	12,080,000
				64,390,000
Illinois—10.44%
10,225	Chicago Board of Education, Series C-1 (FSA Insured)	A	3.970	10,225,000
22,745	Chicago (Neighborhoods Alive 21 Program), Series B (MBIA Insured)	A	3.950	22,745,000
40,000	Chicago Metropolitan Water Reclamation District Greater Chicago (Capital Improvement), Series E	A	3.900 to 3.930	40,000,000
53,050	Chicago O'Hare International Airport Revenue, Second Lien Series C	A	3.900	53,050,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
$52,900	Chicago O'Hare International Airport Revenue, Third Lien Series C (CIFG Insured)	A	3.900%	$52,900,000
7,900	Chicago Project, Series B-1 (FSA Insured)	A	3.930	7,900,000
10,000	Chicago Refunding Project, Series D (FSA Insured)	A	3.910	10,000,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans-Illinois Project) (FSA Insured)	A	4.000	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	3.900	11,400,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	3.900	14,100,000
14,960	Illinois Development Finance Authority Revenue (St. Vincent De Paul Project), Series A	A	3.880	14,960,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	3.970	10,000,000
25,100	Illinois Finance Authority Revenue (Chicago Historical Society)	A	3.950	25,100,000
7,400	Illinois Finance Authority Revenue (Proctor Hospital), Series B	A	3.950	7,400,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
$25,400	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	3.910%	$25,400,000
7,100	Illinois Health Facilities Authority Revenue (University of Chicago Hospitals Project), Series C (MBIA Insured)	A	3.890	7,100,000
53,475	Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured)	A	3.890	53,475,000
12,800	Illinois Toll & Highway Authority Revenue (PUTTERs), Series 1014 (FSA Insured)[1]	A	3.970	12,800,000
11,300	Illinois Toll & Highway Authority Revenue (PUTTERs), Series 1355 (FSA Insured)[1]	A	3.970	11,300,000
29,010	Lemont Township High School District (ABN AMRO MuniTops Certificates of Trust Series 2006-26) (MBIA Insured)[1]	A	3.960	29,010,000
11,700	University of Illinois, University Revenue Refunding (UIC South Campus Project), Series A (FGIC Insured)	A	3.930	11,700,000
10,500	Western Springs Special Assesment (Timber Trails Project)	A	3.940	10,500,000
				457,085,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Indiana—2.22%
$10,000	Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.)	A	3.900%	$10,000,000
15,000	Indiana Health & Educational Facilities Financing Authority Revenue Refunding (St. Francis Health Systems), Series A (MBIA Insured)	A	3.900	15,000,000
12,815	Indiana Health Facility Financing Authority, Hospital Revenue (Aces Rehabilitation Hospital)	A	3.930	12,815,000
22,695	Indianapolis Local Public Improvement Bond Bank Refunding (Waterworks Project), Series G-1 (MBIA Insured)	A	3.890	22,695,000
12,150	Purdue University Revenue (Student Facilities System), Series A	A	3.970	12,150,000
24,515	Purdue University Revenue (Student Fee), Series V	A	3.970	24,515,000
				97,175,000
Iowa—0.84%
16,900	Iowa Higher Education Loan Authority Revenue (ACES Education Loan Private College) (MBIA Insured)	A	3.970	16,900,000
20,000	Iowa Tax & Revenue Anticipation Notes	06/29/07	4.250	20,069,384
				36,969,384

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Kentucky—1.29%
$22,700	Kenton County Airport Board, Special Facilities Revenue Refunding, Series B	A	3.980%	$22,700,000
30,100	Kentucky Public Energy Authority Gas Supply Revenue, Series A	A	4.000	30,100,000
3,575	Louisville & Jefferson County Visitors & Convention Community Refunding (Kentucky International Convention), Series B (FSA Insured)	A	3.970	3,575,000
				56,375,000
Louisiana—1.55%
3,150	Louisiana Citizens Property Insurance Corp. Assessment Revenue (PUTTERs), Series 1349 (AMBAC Insured)[1]	A	3.970	3,150,000
10,340	Louisiana Gas & Fuels Tax Revenue (PUTTERs), Series 1598T (FSA Insured)[1]	A	3.970	10,340,000
18,600	Louisiana Public Facilities Authority Revenue (Christus Health), Subseries C-2 (AMBAC Insured)	A	3.890	18,600,000
11,905	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A (FGIC Insured)	A	4.000	11,905,000
7,800	Louisiana Public Facilities Authority Revenue (Diocese Houma- Thibodaux Project)	A	3.940	7,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
$16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum)	A	3.930%	$16,100,000
				67,895,000
Maryland— 2.90%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	3.920	13,770,000
19,700	Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition)	A	3.900	19,700,000
28,900	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series A	A	3.900	28,900,000
43,575	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B	A	3.890	43,575,000
11,146	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D	A	3.900	11,146,000
10,000	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical Systems), Series E (FGIC Insured)	A	3.950	10,000,000
				127,091,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Massachusetts— 9.46%
$14,600	Massachusetts Health & Educational Facilities Authority Revenue (Capital Asset Program), Series E	A	3.890%	$14,600,000
3,280	Massachusetts Health & Educational Facilities Authority Revenue (Children's Hospital), Series L-2 (AMBAC Insured)	A	3.950	3,280,000
21,000	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series GG-1	A	3.900	21,000,000
37,150	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R	A	3.950	37,150,000
21,510	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-1 (FSA Insured)	A	3.880	21,510,000
14,650	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series P-2 (FSA Insured)	A	3.920	14,650,000
98,160	Massachusetts State Refunding, Series A	A	3.900	98,160,000
30,000	Massachusetts State Refunding, Series B	A	3.960	30,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
$24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series B	A	3.880%	$24,850,000
43,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series C	A	3.880	43,800,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series D	A	3.880	25,000,000
24,380	Massachusetts Water Resources Authority, Series A	A	3.890	24,380,000
37,800	Route 3 North Transport Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured)	A	3.890	37,800,000
17,920	University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured)	A	3.900	17,920,000
				414,100,000
Michigan—1.26%
30,000	Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series A (FGIC Insured)	A	3.890	30,000,000
11,700	Michigan Hospital Finance Authority Revenue (Ascension), Series B3	A	3.880	11,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
$13,365	Michigan Housing Development Authority, Rental Housing Revenue, Series B (MBIA Insured)	A	3.900%	$13,365,000
				55,065,000
Minnesota—1.08%
16,830	Minneapolis Health Care System Revenue Refunding (Fairview Health Services), Series A (AMBAC Insured)	A	3.900	16,830,000
30,320	Minneapolis Health Care System Revenue Refunding (Fairview Health Services), Series C (MBIA Insured)	A	3.900	30,320,000
				47,150,000
Missouri—2.38%
34,415	Kansas City Industrial Development Authority Student Housing Facilities Revenue (Oak Street West Student)	A	3.910	34,415,000
10,400	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	3.900	10,400,000
11,477	Missouri Health & Educational Facilities Authority Revenue (Barnes Hospital Project), Series B	A	3.950	11,477,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
$19,300	Missouri Health & Educational Facilities Authority Revenue (SSM Health Care), Series C-4 (FSA Insured)	A	3.900%	$19,300,000
15,700	Missouri Health & Educational Facilities Authority Revenue (St. Louis University), Series A (MBIA Insured)	A	3.950	15,700,000
3,675	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	3.980	3,675,000
9,200	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	3.890	9,200,000
				104,167,000
Nebraska—0.44%
11,100	NEBHELP, Inc. Revenue (Multiple-Mode), Series E (MBIA Insured)	A	4.000	11,100,000
8,330	Nebraska Public Power District Revenue (PUTTERs), Series 1563 (FGIC Insured)	A	3.970	8,330,000
				19,430,000
Nevada—2.38%
33,700	Clark County Airport Revenue, Sub Lien, Series C (FGIC Insured)	A	3.900	33,700,000
44,000	Clark County Airport Revenue, Sub Lien, Series D-1 (FGIC Insured)	A	3.900	44,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Nevada—(concluded)
$26,650	Clark County School District (PUTTERs), Series 1653 (AMBAC Insured)[1]	A	3.950%	$26,650,000
				104,350,000
New Hampshire—0.32%
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies Inc.), Series A	A	3.900	13,800,000
New Mexico—0.39%
17,170	New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare), Series A (FSA Insured)	A	3.910	17,170,000
New York—0.08%
3,600	New York City Industrial Development Agency Revenue (Liberty, 1 Bryant Park LLC), Series B	A	4.000	3,600,000
North Carolina—6.21%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	3.900	9,800,000
68,350	Charlotte Water & Sewer System Revenue Refunding, Series C	A	3.890	68,350,000
20,400	Concord Utilities System Revenue Refunding, Series B (FSA Insured)	A	3.890	20,400,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A (FSA Insured)	A	3.900	10,300,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
$59,815	Mecklenburg County Certificates of Participation	A	3.890%	$59,815,000
11,760	North Carolina Educational Facilities Finance Agency Revenue (Elon College)	A	3.950	11,760,000
9,050	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health Systems), Series B	A	3.880	9,050,000
16,550	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project)	A	3.890	16,550,000
9,975	North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital), Series B	A	3.950	9,975,000
21,050	North Carolina Refunding, Series C	A	3.890	21,050,000
27,595	Union County, Series A	A	3.890	27,595,000
7,000	Wake County (Public Improvement), Series C	A	3.890	7,000,000
				271,645,000
Ohio—3.54%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	3.930	10,000,000
10,200	Columbus (Sanitation Sewer), Series 1	A	3.930	10,200,000
18,900	Columbus Sewer Revenue Refunding	A	3.900	18,900,000
29,415	Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A	A	3.890	29,415,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
$9,800	Franklin County Hospital Revenue Refunding Subordinated (OhioHealth Doctors Hospital), Series B	A	3.890%	$9,800,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	3.900	14,200,000
20,000	Ohio Air Quality Development Authority Revenue Refunding Pollution Control (Firstenergy), Series A	A	3.950	20,000,000
20,000	Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B	A	3.870	20,000,000
14,900	Ohio Water Development Authority Revenue Refunding (Water Development - Pure Water Project) (MBIA Insured)	A	3.880	14,900,000
7,495	Olentangy Local School District (PUTTERs), Series 1560 (FSA Insured)	A	3.970	7,495,000
				154,910,000
Oklahoma—1.51%
29,500	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series B (XLCA Insured)	A	3.900	29,500,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Oklahoma—(concluded)
$11,600	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series D (XLCA Insured)	A	3.950%	$11,600,000
25,000	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series E (XLCA Insured)	A	3.950	25,000,000
				66,100,000
Oregon—0.30%
13,000	Medford Hospital Facilities Authority Revenue (Cascade Manor Project)	A	4.000	13,000,000
Pennsylvania—5.42%
10,030	Butler County General Authority Revenue Refunding (Conneaut School District Project), Series A	A	3.950	10,030,000
10,490	Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C	A	3.920	10,490,000
13,775	Delaware County Authority, Hospital Revenue (Crozer- Chester Medical Center)	A	3.910	13,775,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	3.910	45,450,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
$16,200	Delaware Valley Regional Finance Authority (Local Government Revenue), Series C	A	3.910%	$16,200,000
7,000	Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project)	A	3.940	7,000,000
25,435	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project) (AMBAC Insured)	A	3.920	25,435,000
9,000	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	3.900	9,000,000
15,260	Philadelphia Water & Wastewater Revenue Refunding (FSA Insured)	A	3.890	15,260,000
56,915	Philadelphia Water & Wastewater Revenue Refunding, Series B (FSA Insured)	A	3.890	56,915,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	3.970	14,200,000
13,720	York General Authority Revenue (Pooled Financing Subordinated), Series B (AMBAC Insured)	A	3.920	13,720,000
				237,475,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
South Carolina—1.63%
$14,850	Berkeley County Water & Sewer Revenue Refunding System, Series A (XLCA Insured)	A	3.900%	$14,850,000
7,200	Dorchester County Tax Anticipation Notes	04/13/07	4.500	7,215,315
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A (MBIA Insured)	A	4.000	27,800,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning Refunding and Improvement (Anderson College)	A	3.900	10,000,000
11,325	South Carolina Jobs- Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg) (AMBAC Insured)	A	3.890	11,325,000
				71,190,315
Tennessee—3.03%
13,805	Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project)	A	3.930	13,805,000
11,000	Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project)	A	3.920	11,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Tennessee—(concluded)
$13,140	Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	3.920%	$13,140,000
16,000	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.900	16,000,000
78,550	Shelby County Public Improvement and School, Series B	A	3.930	78,550,000
				132,495,000
Texas—8.53%
23,100	Arlington Special Obligation (Special Tax- Dallas Cowboys), Series B (MBIA Insured)	A	3.950	23,100,000
15,000	Dallas North Tollway System Revenue, Series C (FGIC Insured)	A	3.900	15,000,000
20,955	Harris County Health Facilities Development Corp. Revenue (Christus Health), Series A-2 (AMBAC Insured)	A	3.890	20,955,000
81,000	Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A	A	3.990	81,000,000
29,800	Harris County Health Facilities Development Corp. Revenue (St. Luke's Episcopal Hospital), Series B	A	3.990	29,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Texas—(continued)
$5,000	Hockley County Industrial Development Corp. Pollution Control Revenue (Amoco Project, Standard Oil Co.)	A	3.650%	$5,000,799
13,615	North Texas Municipal Water District Water Systems Revenue (PUTTERs), Series 1656 (FGIC Insured)[1]	A	3.970	13,615,000
21,380	Pasadena Independent School District, ABN AMRO MuniTops Certificates of Trust Series 2006-57 (PSF-GTD)[1]	A	3.960	21,380,000
14,180	San Antonio Water Revenue (PUTTERs), Series 1196 (MBIA Insured)[1]	A	3.970	14,180,000
7,825	San Marcos Consolidated Independent School District (PUTTERs), Series 1506 (PSF-GTD)	A	3.660	7,825,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	4.010	7,050,000
70,000	Texas Tax and Revenue Anticipation Notes	08/31/07	4.500	70,422,936
24,165	Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B (AMBAC Insured)	A	3.890	24,165,000
15,000	Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured)	A	3.970	15,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
$18,700	Waco Educational Finance Corp. Revenue (Baylor University), Series A (XLCA Insured)	A	3.970%	$18,700,000
6,230	Williamson County (PUTTERs), Series 1511 (FSA Insured)	A	3.970	6,230,000
				373,423,735
Utah—0.16%
7,000	Utah Transit Authority Sales Tax Revenue, Subseries B	A	3.880	7,000,000
Virginia—0.23%
10,000	Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B	A	3.900	10,000,000
Washington—3.69%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1 (FSA Insured)	A	3.890	23,000,000
23,195	King County Sewer Revenue (Junior Lien), Series A	A	3.920	23,195,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	4.000	22,200,000
35,370	Snohomish County Public Utility District No. 001, Electric Revenue Refunding (Generation Systems), Series 2001A (FSA Insured)	A	3.890	35,370,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
$10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	3.920%	$10,000,000
21,420	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	3.900	21,420,000
26,395	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A (MBIA Insured)	A	3.900	26,395,000
				161,580,000
Wisconsin—0.83%
11,000	Oconomowoc Area School District Tax & Revenue Anticipation Notes	08/23/07	4.500	11,061,477
10,000	Wisconsin Center District Tax Revenue, Series A	A	3.900	10,000,000
15,200	Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B	A	3.900	15,200,000
				36,261,477
Total municipal bonds and notes (cost—$4,030,817,911)				4,030,817,911

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—10.84%
Arizona—0.33%
$14,500	Salt River Agricultural Improvement & Power District	02/06/07 to 02/08/07	3.570 to 3.600%	$14,500,000
District of Columbia—0.26%
11,500	District of Columbia (National Academy of Sciences)	02/06/07	3.600	11,500,000
Florida—3.28%
15,000	City of Cape Coral	02/01/07	3.590	15,000,000
22,016	Florida Local Government Finance Commission Pooled Loan Program	02/22/07 to 02/23/07	3.580 to 3.650	22,016,000
62,200	Jacksonville Electric Authority	01/23/07 to 03/13/07	3.550 to 3.630	62,200,000
25,000	Jacksonville Electric Authority, Series 200-F	01/16/07 to 01/17/07	3.550 to 3.580	25,000,000
10,000	Jacksonville Electric Authority, Series C	04/10/07	3.580	10,000,000
9,200	Palm Beach County School District	02/08/07	3.570	9,200,000
				143,416,000
Illinois—1.14%
40,000	Evanston Hospital	01/18/07 to 03/01/07	3.570 to 3.600	40,000,000
10,000	Illinois Educational Facilities Authority Revenue	02/14/07	3.580	10,000,000
				50,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(continued)
Louisiana—0.32%
$13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	03/15/07	3.670%	$13,970,000
Massachusetts—0.34%
15,000	State of Massachusetts	02/07/07	3.620	15,000,000
Minnesota—0.31%
13,600	City of Rochester (Mayo Clinic)	02/08/07 to 03/14/07	3.550 to 3.600	13,600,000
North Carolina—0.54%
23,726	Wake County	02/16/07	3.550 to 3.600	23,726,000
Tennessee—1.08%
11,300	State of Tennesee, Series A	01/16/07	3.600	11,300,000
35,900	Tennessee State School Bond Authority, Series 1997	02/13/07 to 03/12/07	3.580 to 3.630	35,900,000
				47,200,000
Texas—3.24%
3,871	Austin Utility Systems Revenue	03/02/07	3.600	3,871,000
30,600	Houston Higher Education Finance Authority (Rice University)	02/09/07 to 03/08/07	3.550 to 3.600	30,600,000
45,000	San Antonio Electric and Gas, Series A	02/09/07 to 03/12/07	3.550 to 3.580	45,000,000
16,700	San Antonio Water and Sewer	03/13/07	3.550	16,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rate	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
$45,500	Texas Public Finance Authority	01/18/07 to 02/13/07	3.580%	$45,500,000
				141,671,000
Total tax-exempt commercial paper (cost—$474,583,000)				474,583,000
Total investments (cost—$4,505,400,911) which approximates cost for federal income tax purposes—102.93%				4,505,400,911
Liabilities in excess of other assets—(2.93)%				(128,107,413)
Net assets (applicable to 4,378,029,257 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$4,377,293,498

A  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2006 and reset periodically.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.08% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACES  Adjustable Convertible Extendable Securities

ACI  Associated Colleges of Illinois

AMBAC  American Municipal Bond Assurance Corporation

CCAO  County Commissioners Association of Ohio

CIFG  CDC IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FSA  Financial Security Assurance

GTD  Guaranteed

MBIA  Municipal Bond Investors Assurance

PSF  Permanent School Fund

PUTTERs  Puttable tax-exempt receipts

XLCA  XL Capital Assurance

Weighted average maturity—15 days

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—91.58%
$600	California, Daily Kindergarten Universal, Series A-1	A	3.780%	$600,000
14,000	California, Daily Kindergarten Universal, Series B-2	A	3.750	14,000,000
10,000	California Department of Water Resources Power Supply Revenue (PUTTERs), Series 344 (AMBAC Insured)[1]	A	3.910	10,000,000
14,725	California Department of Water Resources Power Supply Revenue, Series A (MBIA Insured)	05/01/07	5.250	14,810,539
18,060	California Department of Water Resources Power Supply Revenue, Series C-4	A	3.840	18,060,000
10,500	California Department of Water Resources Power Supply Revenue, Subseries G-14 (FGIC Insured)	A	3.840	10,500,000
12,000	California Educational Facilities Authority Revenue (California Institute of Technology), Series B	A	3.830	12,000,000
10,100	California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A	A	3.840	10,100,000
25,250	California Educational Facilities Authority Revenue (Stanford University), Series S-4	A	3.880	25,250,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$10,000	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	3.730%	$10,000,000
6,504	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B (FGIC Insured)	A	3.840	6,504,000
8,000	California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A	A	3.870	8,000,000
21,100	California Health Facilities Financing Authority (Kaiser Permanente), Series C	A	3.770	21,100,000
2,400	California Infrastructure & Economic Development Revenue (Asian Art Museum Foundation) (MBIA Insured)	A	3.920	2,400,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute for Age Research)	A	3.800	15,500,000
8,100	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B (MBIA Insured)	A	3.770	8,100,000
7,300	California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric Corp.)	A	3.920	7,300,000
2,300	California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric Corp.), Series F	A	3.920	2,300,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$6,000	California, Series B, Subseries B-1	A	3.730%	$6,000,000
8,000	California, Series B, Subseries B-5	A	3.780	8,000,000
5,000	California, Series B-1	A	3.800	5,000,000
6,985	California Statewide Communities Development Authority Revenue (Cathedral High School Project)	A	3.700	6,985,000
1,700	California Statewide Communities Development Authority Revenue (Concordia University Irvine Project), Series A	A	3.920	1,700,000
10,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B	A	3.770	10,000,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	3.770	3,400,000
8,420	California Statewide Communities Development Authority Revenue (North Peninsula Jewish Campus)	A	3.920	8,420,000
18,020	California Transit Financing Authority (FSA Insured)	A	3.840	18,020,000
4,200	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Community Center Project)	A	3.920	4,200,000
5,225	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco)	A	3.920	5,225,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$9,520	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project) (AMBAC Insured)	A	3.800%	$9,520,000
5,525	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B (AMBAC Insured)	A	3.690	5,525,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B-2 (XLCA Insured)	A	3.690	8,000,000
8,000	Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series C (AMBAC Insured)	A	3.730	8,000,000
22,000	Desert Sands California Unified School District (ABN AMRO MuniTops Certificate Trust, Series 2006-41) (AMBAC Insured)[1]	A	3.940	22,000,000
1,700	Dublin San Ramon Services District Sewer Revenue Certificates of Participation (MBIA Insured)	A	3.830	1,700,000
10,525	East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 1 (XLCA Insured)	A	3.720	10,525,000
7,465	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A (FSA Insured)	A	3.710	7,465,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$6,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B (XLCA Insured)	A	3.700%	$6,000,000
10,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1 (XLCA Insured)	A	3.720	10,600,000
9,935	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3 (XLCA Insured)	A	3.840	9,935,000
2,490	Greenfield Redevelopment Agency (PUTTERs), Series 1595 (AMBAC Insured)[1]	A	3.910	2,490,000
13,745	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 85-7-1) (FSA Insured)	A	3.820	13,745,000
4,800	Lodi Electric Systems Revenue Certificates of Participation, Series A (MBIA Insured)	A	3.720	4,800,000
14,755	Los Angeles County Tax and Revenue Anticipation Notes, Series A	06/29/07	4.500	14,826,404
7,800	Los Angeles County Transport Commission Sales Tax and Revenue, Series A (FGIC Insured)	A	3.710	7,800,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$12,200	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	3.730%	$12,200,000
6,490	Los Angeles Unified School District, Series 109 (FGIC Insured)	A	3.920	6,490,000
3,500	Los Angeles Unified School District (PUTTERs), Series 1442 (AMBAC Insured)[1]	A	3.910	3,500,000
14,000	Los Angeles Unified School District (PUTTERs), Series 1558 (FGIC Insured)	A	3.910	14,000,000
35,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries A (XLCA Insured)	A	3.840	35,000,000
6,000	Los Angeles Wastewater Systems Revenue Refunding, Subseries, B-1 (XLCA Insured)	A	3.700	6,000,000
6,600	Los Angeles Water and Power Revenue, Subseries A-3	A	3.730	6,600,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	3.730	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	3.750	9,900,000
10,000	Los Angeles Water and Power Revenue, Subseries B-2	A	3.750	10,000,000
15,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2	A	3.750	15,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$9,900	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-1	A	3.750%	$9,900,000
20,000	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series B-2	A	3.750 to 3.840	20,000,000
7,200	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C	A	3.750	7,200,000
10,460	Metropolitan Water District Southern California Waterworks Revenue Refunding, Series C-2	A	3.750	10,460,000
2,900	Newport Beach Revenue (Hoag Memorial Hospital), Series B	A	3.880	2,900,000
5,545	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	3.880	5,545,000
16,100	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A) (MBIA Insured)	A	3.720	16,100,000
7,005	Northern California Transmission Agency Revenue Refunding (California-Oregon Transmission), Series A (FSA Insured)	A	3.750	7,005,000
25,513	Oakland Alameda County Coliseum Authority Lease Revenue	A	3.870	25,513,000
15,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	3.750	15,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$6,490	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	3.800%	$6,490,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured)	A	3.720	13,200,000
3,100	Orange County Sanitation District Certificates of Participation	A	3.750	3,100,000
40,000	Orange County Water District Revenue Certificates of Participation, Series A	A	3.710	40,000,000
20,000	Pittsburg Redevelopment Agency Tax Allocation (Los Medanos Community), Subordinated Series A (AMBAC Insured)	A	3.850	20,000,000
4,700	Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A	A	3.800	4,700,000
5,430	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	3.840	5,430,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento Regional County Sanitation District), Series C	A	3.800	5,500,000
12,300	Sacramento Unified School District Certificates of Participation (FSA Insured)	A	3.820	12,300,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$10,000	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	3.730%	$10,000,000
10,000	San Diego County Certificates of Participation	A	3.730	10,000,000
7,060	San Diego Unified School District, Series 110 (FSA Insured)	A	3.920	7,060,000
4,350	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I (XLCA Insured)	A	3.770	4,350,000
18,200	San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33J (XLCA Insured)	A	3.700	18,200,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	3.790	4,000,000
8,600	San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series B	A	3.700	8,600,000
4,530	San Jose Redevelopment Agency Tax Allocation (PUTTERs), Series 1620 (MBIA Insured)[1]	A	3.910	4,530,000
5,900	San Jose Redevelopment Agency Tax Allocation (PUTTERs), Series 1621 (MBIA Insured)[1]	A	3.910	5,900,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$3,300	San Pablo Redevelopment Agency Revenue, Subordinated Tax Allocation (10th TWP Project) (AMBAC Insured)	A	3.850%	$3,300,000
5,100	Santa Ana Health Facililies Revenue (Multi Modal Town and Country)	A	3.920	5,100,000
8,800	Santa Clara Unified School District Tax and Revenue Anticipation Notes	07/02/07	4.500	8,841,536
4,680	Santa Clara Valley Transmission Authority Sales Tax Revenue Refunding, Series B (AMBAC Insured)	A	3.720	4,680,000
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured)	A	3.750	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B (FGIC Insured)	A	3.830	5,300,000
12,800	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission Project) (AMBAC Insured)	A	3.720	12,800,000
5,450	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	3.920	5,450,000
12,400	Vernon Natural Gas Financing Authority Revenue (Vernon Gas Project), Series B (MBIA Insured)	A	3.720	12,400,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$23,990	Vernon Natural Gas Financing Authority Revenue (Vernon Gas Project), Series C (MBIA Insured)	A	3.720%	$23,990,000
24,135	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A (FSA Insured)	A	3.730	24,135,000
Total municipal bonds and notes (cost—$964,125,479)				964,125,479
Tax-exempt commercial paper—9.02%
17,500	California Educational Facilities Authority (Carnegie Institute of Washington)	01/08/07	3.500 to 3.600	17,500,000
9,700	California Statewide Community Development Authority (Kaiser Permanente)	02/09/07 to 03/08/07	3.500 to 3.520	9,700,000
5,610	Long Beach Gas Utility	02/06/07 to 03/05/07	3.470 to 3.520	5,610,000
1,250	Los Angeles County Capital Asset Leasing Corp.	02/09/07	3.520	1,250,000
15,000	Los Angeles County Department of Water and Power	03/06/07 to 03/09/07	3.440 to 3.450	15,000,000
5,000	Los Angeles County Transportation	03/09/07	3.410	5,000,000
3,500	Riverside County	02/14/07	3.500	3,500,000
18,136	San Diego County Regional Transportation Commission	01/18/07 to 03/12/07	3.430 to 3.500	18,136,000
3,500	San Diego County Water	03/08/07	3.520	3,500,000
7,000	San Jose Finance Authority	03/07/07	3.430	7,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(concluded)
$3,000	Turlock Irrigation District	02/07/07	3.520%	$3,000,000
5,700	Ventura County Public Finance Authority	02/09/07	3.480	5,700,000
Total tax-exempt commercial paper (cost—$94,896,000)				94,896,000
Total investments (cost—$1,059,021,479 which approximates cost for federal income tax purposes)—100.60%				1,059,021,479
Liabilities in excess of other assets—(0.60)%				(6,270,857)
Net assets (applicable to 1,053,164,143 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$1,052,750,622

A  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2006 and reset periodically.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.60% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACES  Adjustable Convertible Extendable Securities

AMBAC  American Municipal Bond Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FSA  Financial Security Assurance

MBIA  Municipal Bond Investors Assurance

PUTTERs  Puttable tax-exempt receipts

XLCA  XL Capital Assurance

Weighted average maturity—15 days

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—90.82%
$27,450	New York State Dormitory Authority Revenue (Cornell University), Series B	A	3.850 to 3.980%	$27,450,000
10,668	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B (FSA Insured)	A	3.870	10,668,000
6,422	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	3.850	6,422,000
8,000	New York State Dormitory Authority Revenue Non-State Supported Debt (Long Island University) (CIFG Insured)	A	4.000	8,000,000
5,795	New York State Dormitory Authority Revenue Non-State Supported Debt, Series C (CIFG Insured)	A	3.870	5,795,000
17,300	New York State Dormitory Authority Revenue Non-State Supported Debt (University of Rochester), Series A-1 (MBIA Insured)	A	3.840	17,300,000
8,780	New York State Dormitory Authority Revenue (Wagner College)	A	3.900	8,780,000
6,000	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	3.850	6,000,000
11,750	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (AMBAC Insured)	A	3.830	11,750,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$10,400	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A (FGIC Insured)	A	3.830%	$10,400,000
4,900	New York State Housing Finance Agency (Normandie Court I Project)	A	3.850	4,900,000
19,800	New York State Housing Finance Agency Service Contract Revenue Refunding, Series A	A	3.850	19,800,000
9,900	New York State Housing Finance Agency Service Contract Revenue Refunding, Series D	A	3.850	9,900,000
7,395	New York State Local Government Assistance Corp., Series B	A	3.840	7,395,000
6,000	New York State Local Government Assistance Corp., Series C	A	3.840	6,000,000
12,265	New York State Local Government Assistance Corp., Series G	A	3.830	12,265,000
6,250	New York State Thruway Authority Personal Income Tax Revenue (PUTTERs), Series 1186 (FSA Insured)[1]	A	3.950	6,250,000
3,500	New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (PUTTERs), Series 1413 (AMBAC Insured)[1]	A	3.950	3,500,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B (CIFG Insured)	A	3.830%	$14,000,000
8,570	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C (CIFG Insured)	A	3.950	8,570,000
3,720	Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A	A	3.920	3,720,000
6,550	Erie County Water Authority (AMBAC Insured)	A	3.840	6,550,000
2,390	Great Neck North Water Authority Systems Revenue, Series A (FGIC Insured)	A	3.950	2,390,000
26,400	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	3.850	26,400,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D (FSA Insured)	A	3.950	7,000,000
4,635	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	3.980	4,635,000
4,700	Long Island Power Authority Electric Systems Revenue, Subseries 3-B	A	3.880	4,700,000
4,100	Long Island Power Authority Electric Systems Revenue, Subseries 7-A (FSA Insured)	A	3.830	4,100,000
5,800	Mamaroneck Union Free School District Tax Anticipation Notes	03/09/07	4.000	5,803,977

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$10,375	Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured)[1]	A	3.940%	$10,375,000
6,790	Metropolitan Transportation Authority Revenue (PUTTERs), Series 1659 (FSA Insured)[1]	A	3.950	6,790,000
9,500	Metropolitan Transportation Authority Revenue, Subseries G-2	A	3.880	9,500,000
7,015	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B (MBIA Insured)	A	3.890	7,015,000
4,625	Nassau County Interim Finance Authority, Series A (FSA Insured)	A	3.900	4,625,000
26,900	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	3.900	26,900,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	3.850	6,500,000
7,300	New York City Housing Development Corp. Special Obligation Revenue (Montefiore Medical Center), Series A	A	3.830	7,300,000
26,970	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	3.850	26,970,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$4,205	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	3.900%	$4,205,000
4,000	New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B	A	3.980	4,000,000
8,415	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	3.870	8,415,000
27,350	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	4.000	27,350,000
3,000	New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1	A	3.950	3,000,000
9,350	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series AA-1	A	3.900	9,350,000
2,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C (FGIC Insured)	A	3.880	2,900,000
10,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-2	A	3.930	10,000,000
4,000	New York City, Series I, Subseries I-4	A	3.930	4,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$13,000	New York City, Series I, Subseries I-5	A	3.900%	$13,000,000
2,050	New York City, Series I, Subseries I-6	A	3.900	2,050,000
13,460	New York City, Subseries A-4	A	3.900	13,460,000
7,300	New York City, Subseries E-5	A	3.950	7,300,000
8,385	New York City Trust for Cultural Resources Revenue (Asia Society)	A	3.890	8,385,000
9,215	New York City Trust for Cultural Resources Revenue (Museum of Broadcasting)	A	3.850	9,215,000
2,440	New York City Trust for Cultural Resources Revenue (Pierpont Morgan Library)	A	3.900	2,440,000
4,800	Niagara Falls Bridge Commission Toll Revenue, Series A (FGIC Insured)	A	3.840	4,800,000
14,285	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured)	A	3.950	14,285,000
3,000	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 2	A	3.880	3,000,000
3,475	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.900	3,475,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$17,295	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.900%	$17,295,000
2,500	Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C	A	3.890	2,500,000
10,000	Rockland County Tax Anticipation Notes	03/22/07	4.500	10,018,788
15,500	Suffolk County Tax Anticipation Notes	08/16/07	4.250	15,570,370
18,700	Suffolk County Water Authority Bond Anticipation Notes	A	3.850	18,700,000
4,300	Syracuse Revenue Anticipation Notes, Series C	06/29/07	4.250	4,315,231
26,100	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	3.850	26,100,000
9,015	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B (AMBAC Insured)	A	3.860	9,015,000
Total municipal bonds and notes (cost—$634,563,366)				634,563,366
Tax-exempt commercial paper—11.13%
20,000	New York City Municipal Water Finance Authority	01/11/07 to 02/08/07	3.550 to 3.600	20,000,000
10,100	New York State Environmental Facilities Corp.	03/07/07 to 03/08/07	3.520 to 3.580	10,100,000
28,181	New York State Power Authority	01/18/07 to 03/08/07	3.520 to 3.580	28,181,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Tax-exempt commercial paper—(concluded)
$19,500	Metropolitan Transportation Authority	01/23/07 to 01/31/07	3.530 to 3.620%	$19,500,000
Total tax-exempt commercial paper (cost—$77,781,000)				77,781,000
Total investments (cost—$712,344,366 which approximates cost for federal income tax purposes)—101.95%				712,344,366
Liabilities in excess of other assets—(1.95)%				(13,645,026)
Net assets (applicable to 698,823,841 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$698,699,340

A  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2006, and reset periodically.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.85% of net assets as of December 31,2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC  American Municipal Bond Assurance Corporation

CIFG  CDC IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FSA  Financial Security Assurance

MBIA  Municipal Bond Investors Assurance

PUTTERs  Puttable tax-exempt receipts

Weighted average maturity—16 days

See accompanying notes to financial statements

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—96.08%
$675	New Jersey Economic Development Authority (Bayonne Project Improvement), Series A	A	3.950%	$675,000
4,200	New Jersey Economic Development Authority (Bayonne Project Improvement), Series B	A	3.950	4,200,000
2,070	New Jersey Economic Development Authority (Bayonne Project Improvement), Series C	A	3.950	2,070,000
3,600	New Jersey Economic Development Authority (Crowley Liner Services Project)	A	3.870	3,600,000
750	New Jersey Economic Development Authority (Danic Urban Renewal)	A	3.920	750,000
405	New Jersey Economic Development Authority (Kenwood USA Corp. Project)	A	3.940	405,000
2,000	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding (Senior Lien), Series A (MBIA Insured)	07/01/07	6.000	2,023,875
555	New Jersey Economic Development Authority Revenue (Hun School Princeton Project)	A	3.900	555,000
2,000	New Jersey Economic Development Authority Revenue (Lawrenceville School Project), Series B	A	3.790	2,000,000
1,785	New Jersey Economic Development Authority Revenue (PUTTERs), Series 853 (FSA Insured)[1]	A	3.950	1,785,000

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$4,000	New Jersey Economic Development Authority Revenue Refunding (Foreign Trade Zone Project)	A	3.990%	$4,000,000
3,400	New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1	A	3.900	3,400,000
700	New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-3	A	3.950	700,000
3,200	New Jersey Economic Development Authority Specialty Facilities Revenue (Port Newark Container LLC)[2]	A	3.930	3,200,000
7,505	New Jersey Economic Development Authority (Stolthaven Project), Series A	A	3.870	7,505,000
1,630	New Jersey Economic Development Authority (Thermal Energy Limited Partnership)[2]	A	3.950	1,630,000
2,000	New Jersey Economic Development Authority Transportation, Series N10-Regulation D (AMBAC Insured)[1]	A	3.980	2,000,000
7,050	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A (AMBAC Insured)	A	3.900	7,050,000
300	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series B (AMBAC Insured)	A	3.950	300,000

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$1,000	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series C (AMBAC Insured)[2]	A	4.000%	$1,000,000
4,800	New Jersey Educational Facilities Authority (College of New Jersey), Series A (AMBAC Insured)	A	3.880	4,800,000
7,900	New Jersey Educational Facilities Authority (Princeton University), Series B	A	3.900	7,900,000
7,600	New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B	A	3.950	7,600,000
2,500	New Jersey Health Care Facilities Authority (Capital Health Systems Obligation), Group B	A	3.880	2,500,000
4,420	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	3.880	4,420,000
2,545	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	3.880	2,545,000
5,800	New Jersey Health Care Facilities Authority (St. Peter's Hospital), Series B	A	3.620	5,800,000
4,440	New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A	A	3.870	4,440,000
6,215	New Jersey Health Care Facilities Financing Authority Revenue, Series A3	A	3.870	6,215,000

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$1,080	New Jersey Health Care Facilities Financing Authority Revenue, Series A4	A	3.880%	$1,080,000
2,760	New Jersey Sports & Exposition Authority, Series B-1 (MBIA Insured)	A	3.830	2,760,000
1,500	New Jersey Sports & Exposition Authority, Series B-2 (MBIA Insured)	A	3.830	1,500,000
6,000	New Jersey State Housing & Mortgage Finance Agency Revenue (Multi-Family Housing), Series D (FGIC Insured)[2]	A	3.930	6,000,000
1,570	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	3.980	1,570,000
2,305	New Jersey State Transportation Trust Fund Authority (PUTTERs), Series 1144 (FSA Insured)[1]	A	3.950	2,305,000
2,000	New Jersey Tax Revenue Anticipation Notes	06/22/07	4.500	2,008,776
5,000	New Jersey Turnpike Authority (FGIC Insured)	A	3.840	5,000,000
1,350	New Jersey Turnpike Authority Revenue, Series C-1 (FSA Insured)	A	3.880	1,350,000
2,400	New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured)	A	3.880	2,400,000
2,670	New Jersey Wastewater Treatment Trust Refunding, (Wastewater Treatment), Series A (MBIA Insured)	05/15/07	7.000	2,703,587

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(continued)
$910	Atlantic County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.880%	$910,000
600	Bergen County Improvement Authority Limited Obligation Subordinated Special Purpose (EnCap Golf Holdings, LLC), Series C2	A	3.930	600,000
2,000	Bergen County Improvement Authority (Senior Special Purpose Limited Obligation), Series B2	A	3.910	2,000,000
2,000	Bergen County New Jersey Vocational & Technical School District Revenue Anticipation Notes	02/02/07	4.250	2,001,030
5,243	Boonton Bond Anticipation Notes	03/29/07	4.000	5,248,212
670	Essex County Improvement Authority Revenue (Jewish Community Center Metropolitan Project)	A	3.880	670,000
1,600	Essex County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.900	1,600,000
2,900	Gloucester County Industrial Pollution Control Financing Authority Revenue Refunding Pollution Control (ExxonMobil Project)	A	3.760	2,900,000
2,500	Mercer County Improvement Authority (Atlantic Foundation) (MBIA Insured)	A	3.860	2,500,000
4,000	Montclair Township Temporary Notes	03/15/07	4.250	4,004,896

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Municipal bonds and notes—(concluded)
$7,585	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.900%	$7,585,000
500	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.900	500,000
8,635	Rutgers State University Refunding, Series A	A	3.900	8,635,000
1,625	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A (MBIA Insured)	A	3.880	1,625,000
1,500	University of Medicine & Dentistry, Series B	A	3.910	1,500,000
Total municipal bonds and notes (cost—$166,025,376)				166,025,376
Tax-exempt commercial paper—3.52%
3,000	New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.)	03/07/07	3.600	3,000,000
3,090	Port Authority of New York and New Jersey	02/06/07 to 03/08/07	3.520 to 3.590	3,090,000
Total tax-exempt commercial paper (cost—$6,090,000)				6,090,000
Total investments (cost—$172,115,376 which approximates cost for federal income tax purposes)—99.60%				172,115,376
Other assets in excess of liabilities—0.40%				690,927
Net assets (applicable to 172,802,891 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$172,806,303

A  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2006, and reset periodically.

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2006 (unaudited)

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.52% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  Securities subject to Alternative Minimum Tax.

AMBAC  American Municipal Bond Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FSA  Financial Security Assurance

MBIA  Municipal Bond Investors Assurance

PUTTERs  Puttable tax-exempt receipts

Weighted average maturity—18 days

See accompanying notes to financial statements

UBS RMA

Statement of operations

	For the six months ended December 31, 2006 (unaudited)
	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$319,786,371	$24,786,020
Securities lending income (includes $62; $0; $0; $0; $0; $0, respectively, earned from an affiliated entity)	26,968	70,475
	319,813,339	24,856,495
Expenses:
Investment advisory and administration fees	29,971,259	2,108,028
Service fees	7,492,815	595,424
Transfer agency and related services fees	3,219,867	114,395
Custody and accounting fees	839,195	66,688
Insurance expense	250,904	40,781
Reports and notices to shareholders	182,286	8,177
Federal and state registration fees	178,877	23,176
Directors'/Trustees' fees	75,525	12,838
Professional fees	55,673	51,740
Interest expense	—	—
Other expenses	34,745	7,093
	42,301,146	3,028,340
Less: Fee waivers by investment advisor and administrator	(7,503,736)	—
Net expenses	34,797,410	3,028,340
Net investment income	285,015,929	21,828,155
Net realized gains from investment activities	206,038	55,600
Net increase in net assets resulting from operations	$285,221,967	$21,883,755

	For the six months ended December 31, 2006 (unaudited)
	Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund
Investment income:
Interest	$73,646,146	$18,693,617	$11,681,137	$2,836,682
Securities lending income (includes $62; $0; $0; $0; $0; $0, respectively, earned from an affiliated entity)	—	—	—	—
	73,646,146	18,693,617	11,681,137	2,836,682
Expenses:
Investment advisory and administration fees	8,360,566	2,348,775	1,546,513	371,320
Service fees	2,587,906	679,017	413,565	97,323
Transfer agency and related services fees	654,230	136,591	122,041	42,588
Custody and accounting fees	289,845	76,050	46,319	11,354
Insurance expense	81,304	22,467	15,055	3,653
Reports and notices to shareholders	38,297	8,117	7,791	4,458
Federal and state registration fees	103,832	19,640	16,798	14,625
Directors'/Trustees' fees	36,134	13,419	11,389	8,469
Professional fees	58,739	53,710	58,727	50,683
Interest expense	1,755	—	—	—
Other expenses	31,633	7,850	7,224	5,360
	12,244,241	3,365,636	2,245,422	609,833
Less: Fee waivers by investment advisor and administrator	—	—	—	—
Net expenses	12,244,241	3,365,636	2,245,422	609,833
Net investment income	61,401,905	15,327,981	9,435,715	2,226,849
Net realized gains from investment activities	—	—	—	—
Net increase in net assets resulting from operations	$61,401,905	$15,327,981	$9,435,715	$2,226,849

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2006 (unaudited)	For the year ended June 30, 2006
UBS RMA Money Market Portfolio
From operations:
Net investment income	$285,015,929	$389,912,181
Net realized gains from investment activities	206,038	108,762
Net increase in net assets resulting from operations	285,221,967	390,020,943
Dividends to shareholders from:
Net investment income	(285,015,929)	(389,912,181)
Net increase in net assets from capital share transactions	1,904,858,261	201,965,286
Net increase in net assets	1,905,064,299	202,074,048
Net assets:
Beginning of period	10,627,952,031	10,425,877,983
End of period	$12,533,016,330	$10,627,952,031
Accumulated undistributed net investment income	$—	$—
UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$21,828,155	$34,374,312
Net realized gains from investment activities	55,600	35,189
Net increase in net assets resulting from operations	21,883,755	34,409,501
Dividends to shareholders from:
Net investment income	(21,828,155)	(34,374,312)
Net increase (decrease) in net assets from capital share transactions	168,174,425	(266,283,169)
Net increase (decrease) in net assets	168,230,025	(266,247,980)
Net assets:
Beginning of period	845,449,920	1,111,697,900
End of period	$1,013,679,945	$845,449,920
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2006 (unaudited)	For the year ended June 30, 2006
UBS RMA Tax-Free Fund
From operations:
Net investment income	$61,401,905	$86,328,736
Net realized loss from investment activities	—	(345)
Net increase in net assets resulting from operations	61,401,905	86,328,391
Dividends to shareholders from:
Net investment income	(61,401,905)	(86,328,736)
Net increase in net assets from capital share transactions	811,936,803	158,743,041
Net increase in net assets	811,936,803	158,742,696
Net assets:
Beginning of period	3,565,356,695	3,406,613,999
End of period	$4,377,293,498	$3,565,356,695
Accumulated undistributed net investment income	$—	$—
UBS RMA California Municipal Money Fund
From operations:
Net investment income	$15,327,981	$20,859,931
Net increase in net assets resulting from operations	15,327,981	20,859,931
Dividends to shareholders from:
Net investment income	(15,327,981)	(20,859,931)
Net increase in net assets from beneficial interest transactions	111,126,764	132,861,609
Net increase in net assets	111,126,764	132,861,609
Net assets:
Beginning of period	941,623,858	808,762,249
End of period	$1,052,750,622	$941,623,858
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2006 (unaudited)	For the year ended June 30, 2006
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$9,435,715	$14,373,582
Net increase in net assets resulting from operations	9,435,715	14,373,582
Dividends to shareholders from:
Net investment income	(9,435,715)	(14,373,582)
Net increase in net assets from beneficial interest transactions	86,003,693	16,624,370
Net increase in net assets	86,003,693	16,624,370
Net assets:
Beginning of period	612,695,647	596,071,277
End of period	$698,699,340	$612,695,647
Accumulated undistributed net investment income	$—	$—
UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$2,226,849	$2,987,912
Net increase in net assets resulting from operations	2,226,849	2,987,912
Dividends to shareholders from:
Net investment income	(2,226,849)	(2,987,912)
Net increase in net assets from beneficial interest transactions	38,166,820	465,905
Net increase in net assets	38,166,820	465,905
Net assets:
Beginning of period	134,639,483	134,173,578
End of period	$172,806,303	$134,639,483
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements (unaudited)

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless a Fund's Board of Directors/Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase agreements—The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject

UBS RMA

Notes to financial statements (unaudited)

to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS RMA

Notes to financial statements (unaudited)

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator

Each Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
All	0.50	%†

†  UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the "Portfolio") so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio's aggregate management and shareholder services fees (paid pursuant to the Portfolio's Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio's average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio's average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio's Shareholder Services Plan remains in effect.) Accordingly, for the six months ended December 31, 2006, UBS Financial Services Inc. waived $7,503,736 of its investment advisory and administration fees from the Portfolio. At December 31, 2006, UBS Financial Services Inc. owed the Portfolio $1,322,489 for fee waivers under the above agreement.

UBS RMA

Notes to financial statements (unaudited)

Average daily net assets	Annual rate
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%
RMA Tax-Free:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

Effective August 1, 2006, the Advisory Contract for RMA New Jersey was amended to reduce the compensation paid by the Fund to UBS Financial Services Inc. to the following:

Average daily net assets	Annual rate
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

Prior to August 1, 2006, RMA New Jersey paid UBS Financial Services Inc. an investment advisory and administration fee according to the following: up to $300 million in average daily net assets—0.50%; in excess of $300 million up to $750 million in average daily net assets—0.44%; and over $750 million in average daily net assets—0.36%.

At December 31, 2006, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$5,269,165
U.S. Government Portfolio	372,954
RMA Tax-Free	1,485,882
RMA California	411,696
RMA New York	265,215
RMA New Jersey	67,831

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a

UBS RMA

Notes to financial statements (unaudited)

"Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund's average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended December 31, 2006, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$5,052,109,979
U.S. Government Portfolio	16,877,000,000
RMA Tax-Free	1,110,662,550
RMA California	409,410,000
RMA New York	160,455,000
RMA New Jersey	86,500,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

UBS RMA

Notes to financial statements (unaudited)

Shareholder service plans

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") is the principal underwriter of each Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds' shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Fund's average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Fund's average daily net assets. At December 31, 2006, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,317,291
U.S. Government Portfolio	106,496
RMA Tax-Free	462,849
RMA California	119,948
RMA New York	70,995
RMA New Jersey	18,088

Transfer agency related services fees

UBS Financial Services Inc. provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds.

UBS RMA

Notes to financial statements (unaudited)

For the six months ended December 31, 2006, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio	$2,004,100
U.S. Government Portfolio	68,245
RMA Tax-Free	430,045
RMA California	85,898
RMA New York	74,301
RMA New Jersey	24,557

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. UBS Securities LLC is the lending agent for each Fund. For the six months ended December 31, 2006, UBS Securities LLC earned $9,179 and $24,781 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds' lending agent. At December 31, 2006, the Money Market Portfolio and U.S. Government Portfolio owed UBS Securities LLC $2,792 and $2,798, respectively, in compensation as the Fund's lending agent. At December 31, 2006, the U.S. Government Portfolio had securities on loan having a market value of $147,893,472. The U.S. Government Portfolio's

UBS RMA

Notes to financial statements (unaudited)

custodian held US Government agency securities having an aggregate value of $150,867,275 as collateral for portfolio securities loaned as follows:

Principal amount (000)		Maturity dates	Interest rates	Value
$97,185	Federal Home
	Loan Bank	08/19/11	5.375%	$100,751,663
48,773	Federal Home Loan Mortgage Corp.	07/15/14	5.000	50,115,612
				$150,867,275

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the six months ended December 31, 2006. The Money Market Portfolio did not have any securities on loan at December 31, 2006.

Bank line of credit

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended December 31, 2006, RMA Tax-Free had an outstanding borrowing of $10,874,579 for 1 day at an annualized interest rate of 5.81%, which resulted in $1,755 of interest expense.

UBS RMA

Notes to financial statements (unaudited)

Other liabilities and components of net assets

At December 31, 2006, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$16,337,110	—	—	$1,841,297
U.S. Government Portfolio	1,221,356	—	$1,604	111,439
RMA Tax-Free	3,884,313	$142,002,728	—	368,389
RMA California	925,776	10,001,033	—	106,240
RMA New York	592,664	15,570,370	—	100,488
RMA New Jersey	148,277	—	—	48,595

*  Excludes investment advisory and administration fees and service fees.

At December 31, 2006, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain (loss)	Total net assets
Money Market Portfolio	$12,532,634,309	$382,021	$12,533,016,330
U.S. Government Portfolio	1,013,765,707	(85,762)	1,013,679,945
RMA Tax-Free	4,377,291,912	1,586	4,377,293,498
RMA California	1,052,727,457	23,165	1,052,750,622
RMA New York	698,670,500	28,840	698,699,340
RMA New Jersey	172,802,892	3,411	172,806,303

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and

UBS RMA

Notes to financial statements (unaudited)

certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2006 and the fiscal year ended June 30, 2006 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2006 and the fiscal year ended June 30, 2006 was tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds' fiscal year ending June 30, 2007.

At June 30, 2006, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains. These losses expire as follows:

Fiscal year ending	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
2011	—	$66,251	—	—	—	$30
2012	—	54,167	—	—	—	—
2013	$1,580,188	34,572	$175	—	$2,330	253
2014	—	69,517	—	$390	—	657
	$1,580,188	$224,507	$175	$390	$2,330	$940

In accordance with US Treasury regulations, the Money Market Portfolio and RMA Tax-Free have elected to defer realized capital losses of $14,173 and $345, respectively, arising after October 31, 2005. Such losses are treated for tax purposes as arising on July 1, 2006.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial

UBS RMA

Notes to financial statements (unaudited)

statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission's announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day of the Funds' December 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2006:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	73,794,713,348	4,278,784,098	21,425,068,681
Shares repurchased	(72,155,462,048)	(4,130,955,268)	(20,670,301,848)
Dividends reinvested	265,606,961	20,345,595	57,169,970
Net increase in shares outstanding	1,904,858,261	168,174,425	811,936,803

UBS RMA

Notes to financial statements (unaudited)

For the year ended June 30, 2006:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	130,539,445,900	8,039,913,466	37,029,751,216
Shares repurchased	(130,712,166,383)	(8,339,456,937)	(36,954,404,043)
Dividends reinvested	374,685,769	33,260,302	83,395,868
Net increase (decrease) in shares outstanding	201,965,286	(266,283,169)	158,743,041

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2006:	RMA California	RMA New York	RMA New Jersey
Shares sold	6,470,550,228	3,671,348,918	969,322,650
Shares repurchased	(6,373,729,154)	(3,594,140,773)	(933,213,754)
Dividends reinvested	14,305,690	8,795,548	2,057,924
Net increase in shares outstanding	111,126,764	86,003,693	38,166,820
For the year ended June 30, 2006:	RMA California	RMA New York	RMA New Jersey
Shares sold	12,621,749,957	7,503,855,781	1,888,223,327
Shares repurchased	(12,508,912,428)	(7,501,011,261)	(1,890,609,106)
Dividends reinvested	20,024,080	13,779,850	2,851,684
Net increase in shares outstanding	132,861,609	16,624,370	465,905

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.024
Dividends from net investment income	(0.024)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.024)
Net asset value, end of period	$1.00
Total investment return[1]	2.42%
Ratios/supplemental data:
Net assets, end of period (000's)	$12,533,016
Expenses to average net assets, net of fee waivers by advisor	0.58	%*
Expenses to average net assets, before fee waivers by advisor	0.71	%*
Net investment income to average net assets	4.75	%*

*  Annualized.

@  Amount of distribution paid represents less than $0.0005 per share.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

2  During the period August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.037	0.016	0.005	0.010	0.022
Dividends from net investment income	(0.037)	(0.016)	(0.005)	(0.010)	(0.022)
Distributions from net realized gains from investment activities	—	(0.000)@	(0.000)@	—	—
Total dividends and distributions	(0.037)	(0.016)	(0.005)	(0.010)	(0.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	3.71%	1.65%	0.51%	1.02%	2.25%
Ratios/supplemental data:
Net assets, end of period (000's)	$10,627,952	$10,425,878	$12,434,286	$21,832,875	$22,768,982
Expenses to average net assets, net of fee waivers by advisor	0.58%	0.58%[2]	0.60%	0.61%	0.60%
Expenses to average net assets, before fee waivers by advisor	0.71%	0.58%	0.60%	0.61%	0.60%
Net investment income to average net assets	3.66%	1.59%	0.50%	1.02%	2.21%

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.023
Dividends from net investment income	(0.023)
Net asset value, end of period	$1.00
Total investment return[1]	2.33%
Ratios/supplemental data:
Net assets, end of period (000's)	$1,013,680
Expenses to average net assets	0.64	%*
Net investment income to average net assets	4.58	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.034	0.015	0.005	0.010	0.021
Dividends from net investment income	(0.034)	(0.015)	(0.005)	(0.010)	(0.021)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	3.49%	1.50%	0.48%	1.00%	2.12%
Ratios/supplemental data:
Net assets, end of period (000's)	$845,450	$1,111,698	$1,250,917	$2,510,453	$2,356,829
Expenses to average net assets	0.62%	0.61%	0.58%	0.56%	0.57%
Net investment income to average net assets	3.38%	1.49%	0.48%	1.00%	2.06%

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.015
Dividends from net investment income	(0.015)
Net asset value, end of period	$1.00
Total investment return[1]	1.50%
Ratios/supplemental data:
Net assets, end of period (000's)	$4,377,293
Expenses to average net assets	0.59	%*
Net investment income to average net assets	2.97	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.024	0.012	0.004	0.007	0.012
Dividends from net investment income	(0.024)	(0.012)	(0.004)	(0.007)	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	2.40%	1.23%	0.38%	0.67%	1.24%
Ratios/supplemental data:
Net assets, end of period (000's)	$3,565,357	$3,406,614	$2,935,936	$3,238,850	$3,255,520
Expenses to average net assets	0.60%	0.59%	0.60%	0.63%	0.60%
Net investment income to average net assets	2.38%	1.23%	0.38%	0.67%	1.23%

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.014
Dividends from net investment income	(0.014)
Net asset value, end of period	$1.00
Total investment return[1]	1.43%
Ratios/supplemental data:
Net assets, end of period (000's)	$1,052,751
Expenses to average net assets, net of fee waivers by advisor	0.62	%*
Net investment income to average net assets	2.82	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

2  During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.023	0.011	0.003	0.006	0.011
Dividends from net investment income	(0.023)	(0.011)	(0.003)	(0.006)	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	2.29%	1.15%	0.31%	0.60%	1.10%
Ratios/supplemental data:
Net assets, end of period (000's)	$941,624	$808,762	$739,133	$767,006	$753,664
Expenses to average net assets, net of fee waivers by advisor	0.63%	0.64%	0.65%[2]	0.66%	0.65%
Net investment income to average net assets	2.28%	1.16%	0.31%	0.60%	1.09%

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.014
Dividends from net investment income	(0.014)
Net asset value, end of period	$1.00
Total investment return[1]	1.45%
Ratios/supplemental data:
Net assets, end of period (000's)	$698,699
Expenses to average net assets, net of fee waivers by advisor	0.68	%*
Net investment income to average net assets	2.85	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

2  During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.023	0.011	0.003	0.006	0.011
Dividends from net investment income	(0.023)	(0.011)	(0.003)	(0.006)	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	2.28%	1.13%	0.29%	0.62%	1.08%
Ratios/supplemental data:
Net assets, end of period (000's)	$612,696	$596,071	$562,396	$588,851	$559,341
Expenses to average net assets, net of fee waivers by advisor	0.67%	0.67%	0.67%[2]	0.67%	0.68%
Net investment income to average net assets	2.27%	1.12%	0.29%	0.62%	1.07%

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.014
Dividends from net investment income	(0.014)
Net asset value, end of period	$1.00
Total investment return[1]	1.39%
Ratios/supplemental data:
Net assets, end of period (000's)	$172,806
Expenses to average net assets, net of fee waivers by advisor	0.75	%*
Net investment income to average net assets	2.75	%*

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

2  During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.021	0.010	0.002	0.005	0.010
Dividends from net investment income	(0.021)	(0.010)	(0.002)	(0.005)	(0.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	2.11%	1.05%	0.16%	0.51%	0.97%
Ratios/supplemental data:
Net assets, end of period (000's)	$134,639	$134,174	$137,440	$161,854	$128,500
Expenses to average net assets, net of fee waivers by advisor	0.81%	0.79%	0.76%[2]	0.73%	0.77%
Net investment income to average net assets	2.10%	1.02%	0.15%	0.50%	0.94%

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS RMA Money Fund, Inc. (the "Corporation") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Corporation ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Corporation and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS RMA Money Market Portfolio (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management, sub-advisory

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). The board also considered that the Fund's Contractual Management Fee was reduced by a contractual fee waiver arrangement so that the management fee will not exceed the following breakpoint schedule: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion and up to $1.5 billion in average daily net assets—0.44%; over $1.5 billion in average daily net assets—0.36%. The board noted that UBS Financial Services had also agreed that it would cap the Fund's aggregate management and service fees so that the total of these two expenses would not exceed the Fund's Contractual Management Fee.

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee, Actual Management Fee and total expenses were each in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the second quintile for each of the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the

UBS RMA Money Market Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS RMA Money Fund Inc. (the "Corporation") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Corporation ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Corporation and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS RMA U.S. Government Portfolio (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios.  The board reviewed and considered the contractual advisory and administration fee (the

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

"Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile for its Expense Group for

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the third quintile for the one-, three- and ten-year periods and since inception and in the second quintile for the five-year period (with the first quintile representing that fifth of the funds in the Performance Universe with the highest

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

UBS RMA U.S. Government Portfolio

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and SubAdministration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS RMA Tax-Free Fund Inc. (the "Fund") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Investment Advisory and Administration Contract between the Fund and UBS Financial Services Inc. ("UBS Financial Services") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

UBS Financial Services' and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the third quintile, its Actual

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Management Fee was in the fourth quintile and its total expenses were in the second quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the second quintile for the one- and three-year periods, in the third quintile for the five- and ten-year periods, and in the fourth quintile for the since inception period (with the first quintile representing that fifth of the funds in the

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's sub-advisory fee did not contain breakpoints but also that, as the sub-advisory fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the sub-advisory fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the

UBS RMA Tax-Free Fund Inc.

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement and the Sub-Advisory and SubAdministration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS Managed Municipal Trust (the "Trust") on July 19, 2006, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Trust and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS RMA California Municipal Money Fund (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management,

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and total expenses were in the fifth quintile for its Expense Group for the comparison periods utilized in the Lipper

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management noted to the board that in comparison with other state tax-free funds' overall expenses, the Fund's total expenses were competitive if its 12b-1 service fee was not included for purposes of the comparison. Management explained that it believed this was a more appropriate comparison as not all funds in the Fund's Expense Group are part of a program that offers additional benefits and features of an RMA-like platform and financial advisor servicing.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The comparative Lipper information showed that the Fund's performance was in the fourth quintile for the one-, three- and five-year periods and since inception and the fifth quintile for the ten-year period (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in its Performance Universe with the lowest performance). Management explained that, in comparison with its Performance Universe, the Fund's portfolio was generally of higher overall credit quality and contained very minimum exposure to positions subject to the alternative minimum tax ("AMT"). Management noted that the Fund was managed in a higher quality, generally more defensive posture than a number of its peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to its Performance Group. Management also noted that, as California was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Based on its review and management's explanation, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

UBS RMA California Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS Managed Municipal Trust (the "Trust") on July 19, 2006, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Trust and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS RMA New York Municipal Money Fund (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile and total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management noted to the board that in comparison with other state tax-free funds' overall expenses, the Fund's total expenses were competitive if its 12b-1 service fee was not included for purposes of the comparison. Management explained that it believed this was a more appropriate comparison as not all funds in the Fund's Expense Group are part of a program that offers additional benefits and features of an RMA-like platform and financial advisor servicing. Management also noted that although the Fund's total expenses were in the fourth quintile, they were only one basis point (0.01%) higher than the Expense Group Median.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The comparative Lipper information showed that the Fund's performance was in the fourth quintile for the one-, three-, five- and ten-year periods (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management explained that, in comparison with its Performance Universe, the Fund's portfolio was generally of higher overall credit quality and contained very minimum exposure to positions subject to the alternative minimum tax ("AMT"). Management noted that the Fund was managed in a higher quality, generally more defensive posture than a number of its peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to its Performance Group. Management also noted that, as New York was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Based on its review and management's explanation, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the first breakpoint and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

UBS RMA New York Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS Municipal Money Market Series (the "Trust") on July 19, 2006, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Trust and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS RMA New Jersey Municipal Money Fund (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and SubAdministration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and SubAdministration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs and UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management, subadvisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Services. The board also reviewed and considered any fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fifth quintile and total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management explained to the board that although the

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Fund's Contractual Management Fee contained breakpoints, the relatively high level of total expenses was in part the result of the Fund's small size, which did not reach the first management fee breakpoint. At the meeting, management proposed a reduction in its management fee. UBS Financial Services proposed that the Investment Advisory and Administration Contract be amended so that the fee rate would be reduced to 0.45% on average daily net assets up to $300 million, 0.39% on average daily net assets in excess of $300 million and up to $750 million and 0.31% on average daily net assets over $750 million. UBS Financial Services believed that the 0.05% reduction from its current Contractual Management Fee at each breakpoint level would improve the Fund's relative position versus its peers.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, including the fee reduction proposed by management, the board determined that the management fee (as to be amended) and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year and since inception periods ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance for the one-, three- and five-year periods was in the

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

fourth quintile and in the fifth quintile for the ten-year and since inception periods (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted that the Fund was managed in a higher quality, generally more defensive posture than a number of its peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to its Performance Group. Management also noted that, as New Jersey was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth or fifth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Management added that the fee reduction it had proposed may help improve relative performance going forward. Based on its review and management's explanation, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee contained breakpoints. Although the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the board noted that the Fund's breakpoints reflected the potential for sharing economies of scale with shareholders as the Fund grows. The board also

UBS RMA New Jersey Municipal Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints currently in place, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year, with the fee reduction discussed above.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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Directors/Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Michael H. Markowitz Vice President (Taxable Funds) Elbridge T. Gerry, III Vice President (Tax-Free Funds)

Investment Advisor and
Administrator

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019

UBS Retirement Money Fund

Semiannual Report

December 31, 2006

UBS Retirement Money Fund

February 15, 2007

UBS Retirement Money Fund

Investment goal:

Current income consistent with liquidity and conservation of capital

Portfolio Managers/
Sub-advisor:

Michael H. Markowitz

Robert Sabatino

UBS Global Asset Management
(Americas) Inc.

Commencement:

July 2, 1988

Dividend payments:

Monthly

Dear Shareholder,

We present you with the semiannual report for UBS Retirement Money Fund for the six months ended December 31, 2006.

Performance

With short-term interest rates rising during the reporting period, the yields available on money market securities rose as well. As of December 31, 2006, the Fund's seven-day current yield was 4.59%, up from 4.38% on June 30, 2006. (For more on the Fund's performance, refer to "Performance and portfolio characteristics at a glance" on page 7.)

An Interview with the Portfolio Managers

Q.  Can you describe the economic environment during the reporting period?

A.  The US economy appeared to gain strength over the period, as advance fourth quarter gross domestic product estimates (or GDP—the market value of all goods and services produced within a country in a given period of time), which came in at 3.5%, showed a significant pickup over third quarter GDP of 2.0%. The upturn, largely attributable to a sharp increase in consumer spending, was viewed as surprising. In the prior six months, economic growth had been more moderate, owing in part to the delayed impact of rising short-term interest rates, high oil prices and the cooling of the once red-hot housing market. During the reporting period,the yield curve inverted significantly as investors anticipated interest rate cuts during the first half of 2007. (An inverted yield curve occurs when the yields of long-term bonds fall below those of short-term bonds.)

1

UBS Retirement Money Fund

Q.  How did the Federal Reserve Board (the "Fed") react in this economic environment?

A.  The Fed met four times during the six-month period. After increasing the federal funds rate by 25 basis points to 5.25% in June—its 17th consecutive rate hike—the Fed then held rates steady at its meetings in August, September, October and December. (The federal funds rate, or "fed funds" rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed indicated that future rate movements would be data dependent as it attempts to keep economic growth at a reasonable pace and seeks to ward off inflation.

Q.  How did you position the Fund during the semiannual period?

A.  During the first half of 2006, we had generally kept the focus on a "bulleted" strategy by targeting securities with very specific maturities. At that time, we looked to hold securities that matured shortly before Fed meetings, allowing us to lock in higher yields after each rate increase. At the beginning of the reporting period, however, we de-emphasized this bulleted strategy.

Instead, we selectively purchased securities with maturities of three to six months early in the reporting period as the future direction of short-term interest rates became less certain. The shift in strategy allowed us to take advantage of the yield curve position for part of the period and to lock in higher yields for some time while protecting the portfolio somewhat from a possible decline in short-term interest rates.

Q.  What types of securities did you emphasize over the period?

A.  At the beginning of the period, we purchased floating-rate securities tied to the one-month LIBOR, the prime rate, and the fed funds rate, especially in July as uncertainty over the Fed's intentions constrained yields across the curve. (LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable rate obligations). After the yield curve flattened (prior to inverting) in September, we responded by purchasing more floating-rate securities. Rather than paying a fixed rate of

2

UBS Retirement Money Fund

interest, floating-rate securities offer interest payments that reset periodically, with rates tied to a representative interest rate index. Toward the end of the reporting period, we also sought to extend the portfolio's weighted average maturity by purchasing some six- to nine-month securities as yields rose during the reporting period. Overall, however, the portfolio's weighted average maturity remained relatively flat over the period.

Q.  What factors do you believe will affect the Fund over the coming months?

A.  We will continue to monitor a number of factors, including inflation and the overall strength of the economy, both of which will likely be primary factors in the Fed's future decisions on interest rates. As the employment picture is healthy at the time of this writing, we believe that it is likely that the economy will recover to trendlike growth, and do not believe that the cooling housing market will cause a recession. Overall, the portfolio remains well-diversified, and we anticipate continuing to seek out yield opportunities while maintaining liquidity.

3

UBS Retirement Money Fund

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp President UBS Retirement Money Fund Head of the Americas UBS Global Asset Management (Americas) Inc.	Michael H. Markowitz Portfolio Manager UBS Retirement Money Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS Retirement Money Fund

Director

UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended December 31, 2006. The views and opinions in the letter were current as of February 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Retirement Money Fund

Understanding your fund's expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 to December 31, 2006.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the

5

UBS Retirement Money Fund

table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value July 1, 2006	Ending account value December 31, 2006	Expenses paid during period* 07/01/06 to 12/31/06
Actual	$1,000.00	$1,023.20	$4.03
Hypothetical (5% annual return before expenses)	1,000.00	1,021.22	4.02

*  Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Retirement Money Fund

Performance and portfolio characteristics at a glance
(unaudited)

Yields and characteristics	12/31/06	06/30/06	12/31/05
Seven-day current yield*	4.59%	4.38%	3.49%
Seven-day effective yield*	4.69	4.48	3.55
Weighted average maturity**	45 days	46 days	39 days
Net assets (bn)	$1.5	$1.5	$1.7
Portfolio composition***	12/31/06	06/30/06	12/31/05
Commercial paper	61.6%	54.3%	52.4%
Certificates of deposit	13.4	17.2	15.2
Short-term corporate obligations	13.3	13.6	18.4
Repurchase agreements	4.8	6.4	3.0
US government agency obligations	4.7	4.3	7.5
Bank notes	2.0	2.7	2.4
Money market funds	—	1.2	1.0
Other assets less liabilities	0.2	0.3	0.1
Total	100.0%	100.0%	100.0%

*  Yields will fluctuate. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

**  The Fund is actively managed and its weighted average maturity will differ over time.

***  Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
US government agency obligations—4.68%
$15,000	Federal Farm Credit Bank	01/02/07	5.240%[1]	$14,998,747
40,500	Federal Home Loan Bank	01/08/07 to 01/10/07	5.208 to 5.210[1]	40,481,344
15,000	Federal Home Loan Bank	12/28/07	5.350	15,000,000
Total US government agency obligations (cost—$70,480,091)				70,480,091
Bank notes[1]—1.99%
Banking-US—1.99%
30,000	Bank of America N.A. (cost—$30,000,000)	01/02/07	5.310 to 5.320	30,000,000
Certificates of deposit—13.37%
Banking-non-US—8.44%
16,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	16,000,000
20,000	Barclays Bank PLC	02/13/07	5.010	20,000,000
17,000	Deutsche Bank AG	03/06/07	5.090	17,000,000
10,000	Fortis Bank NV-SA	02/06/07	4.930	10,000,000
29,000	Lloyds TSB Bank PLC	01/19/07	5.305	29,000,072
15,000	Natexis Banque Populaires	01/02/07	5.350[1]	15,000,000
20,000	Norinchukin Bank Ltd.	01/16/07	5.350	20,000,082
				127,000,154
Banking-US—4.93%
20,000	American Express, Federal Savings Bank	01/09/07	5.290	20,000,000
15,000	SunTrust Bank	01/05/07	5.310[1]	15,000,000
24,200	Wachovia Bank N.A. (Charlotte)	03/30/07	5.324[1]	24,198,659
15,000	Wells Fargo Bank N.A.	03/09/07	5.300[1]	14,999,703
				74,198,362
Total certificates of deposit (cost—$201,198,516)				201,198,516

8

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[2]—61.61%
Asset backed-banking—1.78%
$27,000	Atlantis One Funding	01/29/07 to 03/15/07	5.230 to 5.340%	$26,784,672
Asset backed-miscellaneous—18.84%
20,000	Amsterdam Funding Corp.	05/01/07	5.140	19,657,000
9,919	Atlantic Asset Securitization LLC	01/26/07	5.280	9,882,630
30,000	Barton Capital LLC	01/05/07 to 01/17/07	5.230 to 5.270	29,956,150
15,000	Chariot Funding LLC	01/23/07	5.310	14,951,325
34,000	Falcon Asset Securitization Corp.	01/10/07 to 01/29/07	5.250 to 5.290	33,916,148
30,000	Kitty Hawk Funding Corp.	03/30/07	5.250	29,615,000
15,000	Old Line Funding Corp.	02/09/07	5.250	14,914,688
35,000	Ranger Funding Co. LLC	01/11/07	5.260	34,948,861
25,000	Sheffield Receivables Corp.	01/11/07	5.350	24,962,847
31,000	Thunderbay Funding	01/16/07 to 02/08/07	5.250 to 5.260	30,861,708
15,000	Variable Funding Capital Corp.	01/08/07	5.290	14,984,571
25,000	Windmill Funding Corp.	02/01/07 to 03/23/07	5.230 to 5.240	24,850,918
				283,501,846
Asset backed-securities—12.43%
28,000	Beta Finance, Inc.	01/30/07 to 03/09/07	5.230 to 5.240	27,837,709
16,000	Cancara Asset Securitisation LLC	01/08/07	5.280	15,983,573
25,000	CC (USA), Inc. (Centauri)	02/01/07 to 02/16/07	5.230 to 5.260	24,854,147
30,000	Galaxy Funding, Inc.	01/04/07 to 03/22/07	5.240 to 5.260	29,761,633
10,000	Grampian Funding LLC	05/21/07	5.150	9,799,528
15,000	K2 (USA) LLC	02/13/07	5.240	14,906,117
29,250	Scaldis Capital LLC	02/02/07	5.250	29,113,500

9

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates	Value
Commercial paper[2]—(continued)
Asset backed-securities—(concluded)
$35,000	Solitaire Funding LLC	02/16/07	5.250%	$34,765,208
				187,021,415
Automobile OEM—0.47%
7,185	PACCAR Financial Corp.	03/16/07	5.250	7,107,462
Banking-non-US—6.47%
15,000	Alliance & Leicester PLC	03/20/07	5.240	14,829,700
13,000	Bank of Ireland	02/23/07	5.200	12,900,478
20,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance	01/04/07	5.240	19,991,267
15,000	Depfa Bank PLC	02/27/07	5.240	14,875,550
35,000	Nationwide Building Society	01/19/07 to 03/09/07	5.230 to 5.260	34,746,783
				97,343,778
Banking-US—14.07%
15,000	Barclays US Funding Corp.	03/23/07	5.250	14,822,981
15,000	BNP Paribas Finance	05/07/07	5.200	14,727,000
25,000	CBA (Delaware) Finance, Inc.	01/22/07 to 03/12/07	5.230 to 5.330	24,816,337
13,000	Dresdner US Finance, Inc.	01/04/07	5.260	12,994,302
35,000	HSBC USA, Inc.	01/18/07 to 03/01/07	5.240	34,821,694
20,000	ING (US) Funding LLC	01/22/07 to 04/10/07	5.200 to 5.240	19,826,571
8,000	Natexis Banques Populaires US Finance Co. LLC	09/07/07	5.070	7,719,737
15,000	Nordea N.A., Inc.	02/26/07	5.115	14,880,650
4,000	Rabobank USA Financial Corp.	05/07/07	5.120	3,928,320
20,000	San Paolo IMI US Financial Co.	03/22/07	5.210	19,768,444
14,000	Societe Generale N.A., Inc.	04/10/07 to 06/19/07	5.110 to 5.190	13,761,321

10

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
$30,000	UniCredito Delaware, Inc.	03/19/07 to 05/24/07	5.180 to 5.220%		$29,570,939
					211,638,296
Brokerage—4.10%
30,000	Bear Stearns Cos., Inc.	01/09/07 to 01/31/07	5.250		29,932,917
22,000	Greenwich Capital Holdings, Inc.	01/16/07	5.310	[1]	22,000,000
10,000	Morgan Stanley	06/29/07	5.180		9,742,439
					61,675,356
Finance-noncaptive diversified—0.67%
10,000	General Electric Capital Corp.	01/05/07	5.030		9,994,411
Healthcare—1.99%
30,000	Abbott Laboratories	01/16/07	5.255		29,934,312
Insurance-life—0.79%
12,000	Prudential PLC	01/31/07	5.260		11,947,450
Total commercial paper (cost—$926,948,998)					926,948,998
Short-term corporate obligations—13.32%
Asset backed-securities—3.99%
10,000	Beta Finance, Inc[3]	10/23/07	5.350		10,000,000
15,000	K2 (USA) LLC[3]	01/02/07	5.315	[1]	14,999,690
25,000	Links Finance LLC[3]	01/16/07	5.330	[1]	25,000,675
10,000	Links Finance LLC[3]	02/13/07	5.000		10,000,000
					60,000,365
Banking-non-US—4.52%
50,000	HBOS Treasury Services PLC[3]	01/02/07	5.399	[1]	50,000,000
18,000	Societe Generale[3]	01/02/07	5.340	[1]	18,000,000
					68,000,000

11

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity dates	Interest rates		Value
Short-term corporate obligations—(concluded)
Banking-US—1.33%
$10,000	Wachovia Bank N.A. (Charlotte)	03/05/07	5.350%[1]		$9,999,162
10,000	Wells Fargo & Co.	03/28/07	5.423	[1]	10,007,206
					20,006,368
Brokerage—1.82%
21,000	Citigroup Global Market Holdings, Inc.	01/02/07	5.390	[1]	21,005,083
6,355	Morgan Stanley	01/18/07	5.499	[1]	6,364,919
					27,370,002
Finance-noncaptive diversified—1.66%
25,000	General Electric Capital Corp.	01/09/07	5.475	[1]	25,000,000
Total short-term corporate obligations (cost—$200,376,735)					200,376,735
Repurchase agreements—4.81%
70,000	Repurchase agreement dated 12/29/06 with Deutsche Bank Securities, Inc., collateralized by $71,295,000 Federal Home Loan Bank obligations, 4.375% to 5.300% due 11/16/09 to 09/17/10; (value—$71,403,293); proceeds: $70,040,833	01/02/07	5.250		70,000,000

12

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Principal amount (000)		Maturity date	Interest rate	Value
Repurchase agreements—(concluded)
$2,320	Repurchase agreement dated 12/29/06 with State Street Bank & Trust Co., collateralized by $2,012,172 US Treasury Bonds, 6.250% due 08/15/23 and $10,751 US Treasury Notes, 6.125% due 08/15/07; (value—$2,368,077); proceeds: $2,321,147	01/02/07	4.450%	$2,320,000
Total repurchase agreements (cost—$72,320,000)				72,320,000
Total investments (cost—$1,501,324,340 which approximates cost for federal income tax purposes)—99.78%				1,501,324,340
Other assets in excess of liabilities—0.22%				3,278,675
Net assets (applicable to 1,504,508,303 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				$1,504,603,015

1  Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2006 and reset periodically.

2  Interest rates shown are the discount rates at date of purchase.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.51% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM  Original Equipment Manufacturer

13

UBS Retirement Money Fund

Statement of net assets—December 31, 2006
(unaudited)

Note:

The table below details the Fund's transaction activity in an affiliated issuer for the six months ended December 31, 2006. There are no investments in affiliated issuers at December 31, 2006.

Security description	Value at 06/30/06	Purchases during the six months ended 12/31/06	Sales during the six months ended 12/31/06	Value at 12/31/06	Net income earned from affiliate for the six months ended 12/31/06
UBS Private Money Market Fund LLC	$—	$26,974	$26,974	$—	$1

Issuer breakdown by country of origin

Percentage of total investments
United States	78.3%
United Kingdom	12.1
France	3.5
Ireland	1.9
Japan	1.3
Netherlands	1.1
Germany	1.1
Belgium	0.7
Total	100.0%

Weighted average maturity—45 days

See accompanying notes to financial statements
14

UBS Retirement Money Fund

Statement of operations

For the six months ended December 31, 2006 (unaudited)
Investment income:
Interest	$40,637,664
Securities lending income (includes $1 earned from an affiliated entity)	282
40,637,946
Expenses:
Investment advisory and administration fees	3,650,547
Transfer agency and related services fees	1,466,201
Service fees	953,186
Custody and accounting fees	106,757
Reports and notices to shareholders	89,924
State registration fees	58,903
Professional fees	51,518
Insurance expense	39,977
Directors' fees	16,890
Other expenses	9,108
6,443,011
Less: Fee waivers by investment advisor and administrator	(426,379)
Net expenses	6,016,632
Net investment income/net increase in net assets resulting from operations	$34,621,314

See accompanying notes to financial statements
15

UBS Retirement Money Fund

Statement of changes in net assets

	For the six months ended December 31, 2006 (unaudited)	For the year ended June 30, 2006
From operations:
Net investment income	$34,621,314	$57,359,798
Net realized gain from investment activities	—	400
Net increase in net assets resulting from operations	34,621,314	57,360,198
Dividends and distributions to shareholders from:
Net investment income	(34,621,314)	(57,359,798)
Net realized gains from investment activities	(87,373)	—
Total dividends and distributions to shareholders	(34,708,687)	(57,359,798)
Net decrease in net assets from capital stock transactions	(5,343,116)	(407,431,308)
Net decrease in net assets	(5,430,489)	(407,430,908)
Net assets:
Beginning of period	1,510,033,504	1,917,464,412
End of period	$1,504,603,015	$1,510,033,504
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements
16

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS Retirement Money Fund (the "Fund"), UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio. The financial statements for the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums

17

UBS Retirement Money Fund

Notes to financial statements (unaudited)

are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the

18

UBS Retirement Money Fund

Notes to financial statements (unaudited)

collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $1.0 billion	0.50%
In excess of $1.0 billion and up to $1.5 billion	0.44
Over $1.5 billion	0.36

19

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Effective August 1, 2006, UBS Financial Services Inc. has agreed to waive a portion of this fee so that the fee charged is reduced to the following:

Average daily net assets	Annual rate
Up to $300 million	0.50%
In excess of $300 million and up to $750 million	0.44
Over $750 million	0.36

This fee waiver shall continue in effect unless it is terminated by a vote of a majority of those directors of the Fund who are not parties to the Advisory Contract or "interested persons" of any such party (as defined in the Investment Company Act of 1940, as amended), cast in person at a meeting called for the purpose of voting on such termination, and (ii) by the Fund's board or by vote of a majority of the outstanding voting securities of the Fund.

For the six months ended December 31, 2006, UBS Financial Services Inc. waived $426,379 of investment advisory and administration fees. At December 31, 2006, the Fund owed UBS Financial Services Inc. $611,188 for investment advisory and administration fees. At December 31, 2006, UBS Financial Services Inc. owed the Fund $86,489 for fee waivers under the above agreement.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a sub-advisory and sub-administration contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the Fund's average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Fund. The Fund has

20

UBS Retirement Money Fund

Notes to financial statements (unaudited)

been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended December 31, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $519,205,385. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund's investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Distribution plan

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") is the principal underwriter of the Fund's shares and has appointed UBS Financial Services Inc. as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. Currently, UBS Global AM (US) is compensated for providing such services at an annual rate of 0.125% of the Fund's average daily net assets. At December 31, 2006, the Fund owed UBS Global AM (US) $159,185 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended December 31, 2006, UBS Financial Services Inc. received from PFPC, not the Fund, $906,817 of the total transfer agency and related services fees paid by the Fund to PFPC.

21

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended December 31, 2006, UBS Securities LLC earned $97 in compensation as the Fund's lending agent. The Fund did not have any securities on loan at December 31, 2006 and did not owe UBS Securities LLC any compensation as lending agent.

Other liabilities and components of net assets

At December 31, 2006, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$1,876,270
Other accrued expenses*	743,350

*  Excludes investment advisory and administration fees and service fees.

At December 31, 2006, the components of net assets were as follows:

Accumulated paid in capital	$1,504,520,038
Accumulated net realized gain from investment activities	82,977
Net assets	$1,504,603,015

22

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Federal tax status

The Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended December 31, 2006 and the fiscal year ended June 30, 2006 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending June 30, 2007.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission's announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day of this Fund's December 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a

23

UBS Retirement Money Fund

Notes to financial statements (unaudited)

position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Common stock

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

	For the six months ended December 31, 2006	For the year ended June 30, 2006
Shares sold	3,237,213,006	5,600,202,473
Shares repurchased	(3,275,356,451)	(6,063,629,121)
Dividends reinvested	32,800,329	55,995,340
Net decrease in shares outstanding	(5,343,116)	(407,431,308)

24

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25

UBS Retirement Money Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2006
	(unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.023
Dividends from net investment income	(0.023)
Distributions from net realized gains from investment activities	(0.000	)#
Total dividends and distributions	(0.023)
Net asset value, end of period	$1.00
Total investment return[1]	2.32%
Ratios/supplemental data:
Net assets, end of period (in millions)	$1,505
Expenses to average net assets, net of fee waivers by advisor	0.79	%*
Expenses to average net assets, before fee waivers by advisor	0.84	%*
Net investment income to average net assets	4.54	%*

#  Amount of distribution paid represents less than $0.0005 per share.

*  Annualized.

1  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

26

	For the years ended June 30,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.034	0.014	0.003	0.008	0.020
Dividends from net investment income	(0.034)	(0.014)	(0.003)	(0.008)	(0.020)
Distributions from net realized gains from investment activities	—	—	—	—	—
Total dividends and distributions	(0.034)	(0.014)	(0.003)	(0.008)	(0.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[1]	3.48%	1.38%	0.30%	0.83%	2.04%
Ratios/supplemental data:
Net assets, end of period (in millions)	$1,510	$1,917	$2,982	$7,134	$6,674
Expenses to average net assets, net of fee waivers by advisor	0.81%	0.83%	0.79%	0.76%	0.74%
Expenses to average net assets, before fee waivers by advisor	0.81%	0.83%	0.79%	0.76%	0.74%
Net investment income to average net assets	3.38%	1.29%	0.30%	0.82%	1.99%

27

UBS Retirement Money Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

28

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Background. At a meeting of the board of UBS RMA Money Fund Inc. (the "Corporation") on July 19, 2006, the members of the board, including the directors who are not "interested persons" of the Corporation ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the Investment Advisory and Administration Contract between the Corporation and UBS Financial Services Inc. ("UBS Financial Services"), with respect to UBS Retirement Money Fund (the "Fund") (the "Investment Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract. The board received materials detailing the administrative and sub-administrative services provided to the Fund by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund's service providers.

29

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contract and the sub-advisory and sub-administration contract. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services under the Investment Advisory and Administration Contract and UBS Global AM and its predecessor, UBS Global Asset Management (US) Inc., under the Sub-Advisory and Sub-Administration Contract (and a predecessor agreement) during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services' oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of the Fund's affairs, UBS Financial Services' role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services

30

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services' and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund's performance. The board also considered, based on its knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $600 billion of assets under management worldwide.

The board reviewed how transactions in Fund assets are effected. In addition, management reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

31

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios. The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee").

In connection with its consideration of management fees for UBS funds generally, the board also received information on UBS Global AM's standard institutional account fees. There was no direct parallel for a money market fund on the institutional account fee schedule, although information was included for fixed income products with a short duration. Management explained to the board that it believed that such information was of limited usefulness as separately managed and institutional accounts were not subject to the constraints under the 1940 Act, which applied to the Fund. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts and the differences in the levels of services required by mutual funds and such accounts. The board also received information on fees charged to other mutual funds managed by UBS Financial Services or UBS Global AM.

The board also received and considered information comparing the Fund's Contractual Management Fee, Actual Management

32

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses of the Fund. The comparative Lipper information showed that the Fund's Contractual Management Fee was in the fourth quintile and its Actual Management Fee and total expenses were in the fifth quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). It was noted that the relatively high level of total expenses was primarily due to the Fund's advisory fee rate in comparison with most of the funds in its Expense Group. Management explained to the board that although the Fund's Contractual Management Fee contained breakpoints, the relatively high level of total expenses was the result of a substantial decline in the Fund's assets under management over the past several years. At the meeting, management proposed a change in the blended management fee, pursuant to a fee waiver agreement pursuant to which UBS Financial Services would waive a portion of its management fees so that the fee rate would be reduced to 0.50% on average daily net assets up to $300 million, 0.44% on average daily net assets in excess of $300 million and up to $750 million and 0.36% on average daily net assets over $750 million, and that the proposed fee waiver would remain in place indefinitely unless terminated by the board.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

33

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

Taking all of the above into consideration, including the fee waiver proposed by management, the board determined that the management fee and Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, and since inception period, ended April 30, 2006. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the third quintile for the one-, three-, five- and ten-year period and in the fourth quintile since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted to the board that although the Fund's performance since inception was in the fourth quintile, it was quite close to the Performance Universe's mean return for the same period. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

Economies of scale. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered

34

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the first two breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. In addition, the board noted that due to the Fund's declining asset levels management had proposed, and the board had approved, a contractual fee waiver which would set lower breakpoints, thus allowing the Fund to further benefit from economies of scale. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that the Fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services' profitability data, management fee, and the breakpoints in place and approved at the meeting, the board believed that UBS Financial Services' sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM. The board considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services' and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In

35

UBS Retirement Money Fund

Board approval of the investment advisory and administration contract and sub-advisory and sub-administration contract (unaudited)

light of all of the foregoing, the board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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40

Directors

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President	Thomas Disbrow Vice President and Treasurer

Mark F. Kemper Vice President and Secretary	Michael H. Markowitz Vice President

Investment Advisor and
Administrator

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)                (1) Code of Ethics — Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)              (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)              (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)               Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 9, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 9, 2007